UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments. – The schedule of investments are filed herewith.

EQUITY FUNDS
TCW Balanced Fund

Schedule of Investments (Unaudited)	January 31, 2009

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (33.7% of Net Assets)
$200,000	Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	$217,281
140,000	Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	151,349
914,047	Federal Home Loan Mortgage Corp., 5.5%, due 09/01/37	936,498
80,000	Federal National Mortgage Association, 2.75%, due 04/11/11	81,774
250,000	Federal National Mortgage Association, 4.75%, due 11/19/12	272,860
221,742	Federal National Mortgage Association, 5%, due 05/01/37	225,678
474,929	Government National Mortgage Association, 5.5%, due 07/15/37	487,248
	Total U.S. Government Agency Obligations	2,372,688
	U.S. Treasury Bonds (3.8%)
20,000	U.S. Treasury Bond, 4.5%, due 02/15/36	22,675
150,000	U.S. Treasury Bond, 5.25%, due 11/15/28	177,445
50,000	U.S. Treasury Bond, 7.125%, due 02/15/23	67,547
	Total U.S. Treasury Bonds	267,667

	U.S. Treasury Notes (10.8%)
150,000	U.S. Treasury Note, 2.75%, due 02/28/13	157,266
100,000	U.S. Treasury Note, 4.875%, due 06/30/09	101,840
430,000	U.S. Treasury Note, 4.875%, due 08/15/16	497,254
	Total U.S. Treasury Notes	756,360

	Total Fixed Income Securities (Cost: $3,212,624) (48.3%)	3,396,715

Number of Shares	Common Stock

	Aerospace & Defense (1.2%)
2,500	Honeywell International, Inc.	82,025

	Capital Markets (0.6%)
1,780	Invesco, Ltd.	20,986
680	Lazard, Ltd.	18,020
	Total Capital Markets	39,006

	Commercial Services & Supplies (0.7%)
1,700	Waste Management, Inc.	53,023

	Communications Equipment (0.6%)
9,320	Motorola, Inc.	41,288

	Computers & Peripherals (3.3%)
5,860	Dell, Inc. (1)	55,670
1,290	Hewlett-Packard Co.	44,828
1,450	International Business Machines Corp.	132,892
	Total Computers & Peripherals	233,390

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Consumer Finance (0.5%)
2,060	American Express Co.	$34,464

	Diversified Financial Services (1.6%)
4,350	JPMorgan Chase & Co.	110,968

	Diversified Telecommunication Services (3.1%)
5,200	AT&T, Inc.	128,024
27,150	Qwest Communications International, Inc.	87,423
	Total Diversified Telecommunication Services	215,447

	Electric Utilities (1.6%)
3,550	American Electric Power Co., Inc.	111,292

	Electronic Equipment, Instruments and Components (1.4%)
11,965	Flextronics International, Ltd. (1)	31,228
4,567	Tyco Electronics, Ltd.	64,669
	Total Electronic Equipment, Instruments and Components	95,897

	Energy Equipment & Services (0.0%)
100	Baker Hughes, Inc.	3,332

	Food & Staples Retailing (0.7%)
1,810	CVS Caremark Corp.	48,653

	Food Products (3.8%)
3,730	Dean Foods Co. (1)	72,138
5,290	Kraft Foods, Inc.	148,384
4,650	Sara Lee Corp.	46,640
	Total Food Products	267,162

	Health Care Equipment & Supplies (1.7%)
8,820	Boston Scientific Corp. (1)	78,234
3,680	Hologic, Inc. (1)	43,387
	Total Health Care Equipment & Supplies	121,621

	Health Care Providers & Services (0.4%)
26,100	Tenet Healthcare Corp. (1)	27,927

	Household Durables (1.2%)
4,653	Lennar Corp.	35,782

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Household Durables (Continued)
2,450	Sony Corp. (SP ADR)	$47,089
	Total Household Durables	82,871

	Household Products (1.9%)
2,560	Kimberly-Clark Corp.	131,763

	Industrial Conglomerates (1.8%)
5,590	General Electric Co.	67,806
2,837	Tyco International, Ltd.	59,634
	Total Industrial Conglomerates	127,440

	Insurance (1.9%)
3,450	Travelers Cos., Inc. (The)	133,308

	Leisure Equipment & Products (1.1%)
5,550	Mattel, Inc.	78,755

	Media (3.0%)
6,140	Comcast Corp.	89,951
5,320	Interpublic Group of Cos., Inc. (The) (1)	17,716
11,400	Time Warner, Inc.	106,362
	Total Media	214,029

	Metals & Mining (0.4%)
860	United States Steel Corp.	25,826

	Multi-Utilities (0.6%)
1,350	Ameren Corp.	44,888

	Oil, Gas & Consumable Fuels (5.4%)
1,010	Anadarko Petroleum Corp.	37,107
2,310	Chevron Corp.	162,901
2,480	ConocoPhillips	117,875
700	Marathon Oil Corp.	19,061
1,780	Valero Energy Corp.	42,934
	Total Oil, Gas & Consumable Fuels	379,878

	Paper & Forest Products (0.8%)
4,700	MeadWestvaco Corp.	54,708

	Personal Products (0.4%)
1,140	Estee Lauder Cos., Inc. (The)	29,925

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Pharmaceuticals (4.4%)
3,750	Bristol-Myers Squibb Co.	$80,287
7,850	Pfizer, Inc.	114,453
4,200	Watson Pharmaceuticals, Inc. (1)	114,576
	Total Pharmaceuticals	309,316

	Semiconductors & Semiconductor Equipment (2.1%)
4,500	Intel Corp.	58,050
1,580	KLA-Tencor Corp.	31,663
18,490	LSI Corp. (1)	58,798
	Total Semiconductors & Semiconductor Equipment	148,511

	Specialty Retail (1.9%)
6,150	Gap, Inc. (The)	69,372
3,050	Home Depot, Inc. (The)	65,666
	Total Specialty Retail	135,038

	Total Common Stock (Cost: $5,250,084) (48.1%)	3,381,751

Principal
Amount	Short-Term Investments
$234,604	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $240,000, U.S. Treasury Bill, 0.35%, due 07/30/09 valued at $239,592) (Total Amount to be Received Upon Repurchase $234,605)	234,604

	Total Short-Term Investments (Cost: $234,604) (3.3%)	234,604

	Total Investments (Cost: $8,697,312) (99.7%)	7,013,070
	Excess of Other Assets over Liabilities (0.3%)	21,775

	Net Assets (100.0%)	$7,034,845

Notes to the Schedule of Investments:
SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Balanced Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	1.2%
Capital Markets	0.6
Commercial Services & Supplies	0.7
Communications Equipment	0.6
Computers & Peripherals	3.3
Consumer Finance	0.5
Diversified Financial Services	1.6
Diversified Telecommunication Services	3.1
Electric Utilities	1.6
Electronic Equipment, Instruments and Components	1.4
Energy Equipment & Services	0.0
Food & Staples Retailing	0.7
Food Products	3.8
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	0.4
Household Durables	1.2
Household Products	1.9
Industrial Conglomerates	1.8
Insurance	1.9
Leisure Equipment & Products	1.1
Media	3.0
Metals & Mining	0.4
Multi-Utilities	0.6
Oil, Gas & Consumable Fuels	5.4
Paper & Forest Products	0.8
Personal Products	0.4
Pharmaceuticals	4.4
Semiconductors & Semiconductor Equipment	2.1
Specialty Retail	1.9
U.S. Government Agency Obligations	33.7
U.S. Treasury Bonds	3.8
U.S. Treasury Notes	10.8
Short-Term Investments	3.3
Total	99.7%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Diversified Value Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.4% of Net Assets)
351,909	Honeywell International, Inc.	$11,546,134

	Capital Markets (1.2%)
246,000	Invesco, Ltd.	2,900,340
105,600	Lazard, Ltd.	2,798,400
	Total Capital Markets	5,698,740

	Commercial Services & Supplies (1.6%)
248,300	Waste Management, Inc.	7,744,477

	Communications Equipment (1.2%)
1,330,530	Motorola, Inc.	5,894,248

	Computers & Peripherals (6.9%)
824,200	Dell, Inc. (1)	7,829,900
217,657	Hewlett-Packard Co.	7,563,581
201,400	International Business Machines Corp.	18,458,310
	Total Computers & Peripherals	33,851,791

	Consumer Finance (1.0%)
305,150	American Express Co.	5,105,160

	Diversified Financial Services (3.2%)
613,218	JPMorgan Chase & Co.	15,643,191

	Diversified Telecommunication Services (6.1%)
710,100	AT&T, Inc.	17,482,662
3,748,600	Qwest Communications International, Inc.	12,070,492
	Total Diversified Telecommunication Services	29,553,154

	Electric Utilities (2.8%)
441,550	American Electric Power Co., Inc.	13,842,593

	Electronic Equipment, Instruments and Components (2.8%)
1,694,794	Flextronics International, Ltd. (1)	4,423,412
657,575	Tyco Electronics, Ltd.	9,311,262
	Total Electronic Equipment, Instruments and Components	13,734,674

	Energy Equipment & Services (0.1%)
14,400	Baker Hughes, Inc.	479,808

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Food & Staples Retailing (1.4%)
257,200	CVS Caremark Corp.	$6,913,536

	Food Products (7.3%)
514,700	Dean Foods Co. (1)	9,954,298
684,900	Kraft Foods, Inc.	19,211,445
665,500	Sara Lee Corp.	6,674,965
	Total Food Products	35,840,708

	Health Care Equipment & Supplies (3.8%)
1,342,600	Boston Scientific Corp. (1)	11,908,862
567,900	Hologic, Inc. (1)	6,695,541
	Total Health Care Equipment & Supplies	18,604,403

	Health Care Providers & Services (0.7%)
3,074,350	Tenet Healthcare Corp. (1)	3,289,555

	Household Durables (2.4%)
640,123	Lennar Corp.	4,922,546
361,500	Sony Corp. (SP ADR)	6,948,030
	Total Household Durables	11,870,576

	Household Products (3.6%)
341,150	Kimberly-Clark Corp.	17,558,990

	Industrial Conglomerates (3.7%)
775,400	General Electric Co.	9,405,602
409,825	Tyco International, Ltd.	8,614,521
	Total Industrial Conglomerates	18,020,123

	Insurance (3.6%)
449,200	Travelers Cos., Inc. (The)	17,357,088

	Leisure Equipment & Products (2.3%)
778,500	Mattel, Inc.	11,046,915

	Media (6.1%)
857,200	Comcast Corp.	12,557,980
646,600	Interpublic Group of Cos., Inc. (The) (1)	2,153,178
1,602,650	Time Warner, Inc.	14,952,724
	Total Media	29,663,882

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Metals & Mining (0.8%)
136,700	United States Steel Corp.	$4,105,101

	Multi-Utilities (1.3%)
184,700	Ameren Corp.	6,141,275

	Oil, Gas & Consumable Fuels (10.5%)
146,600	Anadarko Petroleum Corp.	5,386,084
299,400	Chevron Corp.	21,113,688
341,144	ConocoPhillips	16,214,574
97,300	Marathon Oil Corp.	2,649,479
245,400	Valero Energy Corp.	5,919,048
	Total Oil, Gas & Consumable Fuels	51,282,873

	Paper & Forest Products (1.5%)
625,300	MeadWestvaco Corp.	7,278,492

	Personal Products (0.9%)
158,500	Estee Lauder Cos., Inc. (The)	4,160,625

	Pharmaceuticals (8.5%)
533,000	Bristol-Myers Squibb Co.	11,411,530
1,082,500	Pfizer, Inc.	15,782,850
521,700	Watson Pharmaceuticals, Inc. (1)	14,231,976
	Total Pharmaceuticals	41,426,356

	Semiconductors & Semiconductor Equipment (4.2%)
619,700	Intel Corp.	7,994,130
218,000	KLA-Tencor Corp.	4,368,720
2,500,200	LSI Corp. (1)	7,950,636
	Total Semiconductors & Semiconductor Equipment	20,313,486

	Specialty Retail (3.9%)
863,000	Gap, Inc. (The)	9,734,640
437,400	Home Depot, Inc. (The)	9,417,222
	Total Specialty Retail	19,151,862

	Total Common Stock (Cost: $648,945,263) (95.8%)	467,119,816

See accompanying notes to Schedule of Investments.

Principal
Amount	Short-Term Investments	Value
$18,284,008	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $18,685,000, U.S. Treasury Bill, 0.35%, due 07/30/09, valued at $18,653,236) (Total Amount to be Received Upon Repurchase $18,284,084)	$18,284,008

	Total Short-Term Investments (Cost: $18,284,008) (3.7%)	18,284,008

	Total Investments (Cost: $667,229,271) (99.5%)	485,403,824
	Excess of Other Assets over Liabilities (0.5%)	2,399,355

	Net Assets (100.0%)	$487,803,179

Notes to the Schedule of Investments:
SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Diversified Value Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Capital Markets	1.2
Commercial Services & Supplies	1.6
Communications Equipment	1.2
Computers & Peripherals	6.9
Consumer Finance	1.0
Diversified Financial Services	3.2
Diversified Telecommunication Services	6.1
Electric Utilities	2.8
Electronic Equipment, Instruments and Components	2.8
Energy Equipment & Services	0.1
Food & Staples Retailing	1.4
Food Products	7.3
Health Care Equipment & Supplies	3.8
Health Care Providers & Services	0.7
Household Durables	2.4
Household Products	3.6
Industrial Conglomerates	3.7
Insurance	3.6
Leisure Equipment & Products	2.3
Media	6.1
Metals & Mining	0.8
Multi-Utilities	1.3
Oil, Gas & Consumable Fuels	10.5
Paper & Forest Products	1.5
Personal Products	0.9
Pharmaceuticals	8.5
Semiconductors & Semiconductor Equipment	4.2
Specialty Retail	3.9
Short-Term Investments	3.7
Total	99.5%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Common Stock	Value

	Aerospace & Defense (1.5% of Net Assets)
259,100	Honeywell International, Inc.	$8,501,071

	Capital Markets (1.3%)
1,128,300	Blackstone Group, LP (The)	5,088,633
212,700	Invesco, Ltd.	2,507,733
	Total Capital Markets	7,596,366

	Chemicals (2.9%)
718,200	Du Pont (E.I.) de Nemours & Co.	16,489,872

	Commercial Services & Supplies (3.3%)
315,900	Avery Dennison Corp.	7,654,257
357,300	Waste Management, Inc.	11,144,187
	Total Commercial Services & Supplies	18,798,444

	Communications Equipment (1.4%)
1,726,100	Motorola, Inc.	7,646,623

	Computers & Peripherals (6.1%)
466,600	Dell, Inc. (1)	4,432,700
244,000	Hewlett-Packard Co.	8,479,000
238,100	International Business Machines Corp.	21,821,865
	Total Computers & Peripherals	34,733,565

	Containers & Packaging (2.7%)
1,076,300	Packaging Corp. of America	15,283,460

	Diversified Financial Services (4.2%)
765,000	JPMorgan Chase & Co.	19,515,150
191,800	NYSE Euronext	4,219,600
	Total Diversified Financial Services	23,734,750

	Diversified Telecommunication Services (7.1%)
724,900	AT&T, Inc.	17,847,038
4,267,800	Qwest Communications International, Inc.	13,742,316
1,026,454	Windstream Corp.	8,909,621
	Total Diversified Telecommunication Services	40,498,975

	Electric Utilities (2.8%)
496,800	American Electric Power Co., Inc.	15,574,680

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Electronic Equipment, Instruments & Components (1.8%)
737,000	Tyco Electronics, Ltd.	$10,435,920

	Energy Equipment & Services (0.1%)
16,800	Baker Hughes, Inc.	559,776

	Food & Staples Retailing (1.2%)
260,200	CVS Caremark Corp.	6,994,176

	Food Products (7.0%)
820,900	Kraft Foods, Inc.	23,026,245
1,639,000	Sara Lee Corp.	16,439,170
	Total Food Products	39,465,415

	Health Care Equipment & Supplies (0.4%)
217,700	Boston Scientific Corp. (1)	1,930,999

	Health Care Providers & Services (0.9%)
4,635,285	Tenet Healthcare Corp. (1)	4,959,755

	Household Durables (1.8%)
746,491	Lennar Corp.	5,740,516
242,900	Sony Corp. (SP ADR)	4,668,538
	Total Household Durables	10,409,054

	Household Products (3.8%)
421,200	Kimberly-Clark Corp.	21,679,164

	Industrial Conglomerates (4.0%)
1,055,200	General Electric Co.	12,799,576
469,200	Tyco International, Ltd.	9,862,584
	Total Industrial Conglomerates	22,662,160

	Insurance (3.0%)
445,600	Travelers Cos., Inc. (The)	17,217,984

	Leisure Equipment & Products (2.3%)
935,800	Mattel, Inc.	13,279,002

	Life Sciences Tools & Services (0.2%)
31,700	Thermo Fisher Scientific, Inc. (1)	1,138,981

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Media (5.3%)
744,550	Comcast Corp.	$10,907,657
1,383,300	Regal Entertainment Group	13,888,332
578,600	Time Warner, Inc.	5,398,338
	Total Media	30,194,327

	Metals & Mining (0.7%)
138,500	United States Steel Corp.	4,159,155

	Multi-Utilities (1.2%)
202,000	Ameren Corp.	6,716,500

	Oil, Gas & Consumable Fuels (11.0%)
141,600	Anadarko Petroleum Corp.	5,202,384
104,200	BP p.l.c. (SP ADR)	4,425,374
365,500	Chevron Corp.	25,775,060
376,700	ConocoPhillips	17,904,551
114,600	Marathon Oil Corp.	3,120,558
251,600	Valero Energy Corp.	6,068,592
	Total Oil, Gas & Consumable Fuels	62,496,519

	Paper & Forest Products (2.0%)
956,200	MeadWestvaco Corp.	11,130,168

	Personal Products (0.8%)
175,300	Estee Lauder Cos., Inc. (The)	4,601,625

	Pharmaceuticals (8.4%)
626,500	Bristol-Myers Squibb Co.	13,413,365
1,264,300	Pfizer, Inc.	18,433,494
585,100	Watson Pharmaceuticals, Inc. (1)	15,961,528
	Total Pharmaceuticals	47,808,387

	Real Estate Investment Trusts (REITs) (1.0%)
63,400	Annaly Capital Management, Inc.	959,876
359,600	Hospitality Properties Trust	4,825,832
	Total Real Estate Investment Trusts (REITs)	5,785,708

	Semiconductors & Semiconductor Equipment (3.2%)
684,500	Intel Corp.	8,830,050
195,900	KLA-Tencor Corp.	3,925,836

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Semiconductors & Semiconductor Equipment (Continued)
1,660,500	LSI Corp. (1)	$5,280,390
	Total Semiconductors & Semiconductor Equipment	18,036,276

	Specialty Retail (4.0%)
1,018,300	Gap, Inc. (The)	11,486,424
509,900	Home Depot, Inc. (The)	10,978,147
	Total Specialty Retail	22,464,571

	Thrifts & Mortgage Finance (2.5%)
1,048,600	New York Community Bancorp, Inc.	13,893,950

	Total Common Stock (Cost: $841,243,373) (99.9%)	566,877,378

	Total Investments (Cost: $841,243,373) (99.9%)	566,877,378
	Excess of Other Assets over Liabilities (0.1%)	546,432

	Net Assets (100.0%)	$567,423,810

Notes to the Schedule of Investments:

ADR	- American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR

- Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	1.5%
Capital Markets	1.3
Chemicals	2.9
Commercial Services & Supplies	3.3
Communications Equipment	1.4
Computers & Peripherals	6.1
Containers & Packaging	2.7
Diversified Financial Services	4.2
Diversified Telecommunication Services	7.1
Electric Utilities	2.8
Electronic Equipment, Instruments and Components	1.8
Energy Equipment & Services	0.1
Food & Staples Retailing	1.2
Food Products	7.0
Health Care Equipment & Supplies	0.4
Health Care Providers & Services	0.9
Household Durables	1.8
Household Products	3.8
Industrial Conglomerates	4.0
Insurance	3.0
Leisure Equipment & Products	2.3
Life Sciences Tools & Services	0.2
Media	5.3
Metals & Mining	0.7
Multi-Utilities	1.2
Oil, Gas & Consumable Fuels	11.0
Paper & Forest Products	2.0
Personal Products	0.8
Pharmaceuticals	8.4
Real Estate Investment Trusts (REITs)	1.0
Semiconductors & Semiconductor Equipment	3.2
Specialty Retail	4.0
Thrifts & Mortgage Finance	2.5
Total	99.9%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Common Stock	Value

	Aerospace & Defense (10.8% of Net Assets)
68,540	Honeywell International, Inc.	$2,248,797
38,415	Lockheed Martin Corp.	3,151,567
15,145	Northrop Grumman Corp.	728,777
	Total Aerospace & Defense	6,129,141

	Biotechnology (4.6%)
37,715	Genzyme Corp. (1)	2,599,318

	Chemicals (9.0%)
40,835	Air Products & Chemicals, Inc.	2,054,001
89,447	Ecolab, Inc.	3,037,620
	Total Chemicals	5,091,621

	Commercial Banks (2.4%)
72,892	Wells Fargo & Co.	1,377,659

	Commercial Services & Supplies (3.8%)
68,100	Waste Management, Inc.	2,124,039

	Diversified Financial Services (3.8%)
83,833	JPMorgan Chase & Co.	2,138,580

	Electric Utilities (3.7%)
38,745	Exelon Corp.	2,100,754

	Energy Equipment & Services (10.1%)
73,845	Halliburton Co.	1,273,826
49,545	Schlumberger, Ltd.	2,021,932
34,565	Transocean, Ltd. (1)	1,887,940
50,100	Weatherford International, Ltd. (1)	552,603
	Total Energy Equipment & Services	5,736,301

	Health Care Providers & Services (7.8%)
51,890	Cardinal Health, Inc.	1,953,658
55,965	McKesson Corp.	2,473,653
	Total Health Care Providers & Services	4,427,311

	Household Products (4.0%)
41,335	Procter & Gamble Co. (The)	2,252,757

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Insurance (2.9%)
10,350	ACE, Ltd.	$451,881
40,740	AFLAC, Inc.	945,576
11,698	Marsh & McLennan Cos., Inc.	226,122
	Total Insurance	1,623,579

	Life Sciences Tools & Services (2.7%)
42,930	Thermo Fisher Scientific, Inc. (1)	1,542,475

	Machinery (6.5%)
32,485	Danaher Corp.	1,816,886
15,550	Flowserve Corp.	828,971
25,100	SPX Corp.	1,056,961
	Total Machinery	3,702,818

	Oil, Gas & Consumable Fuels (10.1%)
47,600	Anadarko Petroleum Corp.	1,748,824
28,730	Apache Corp.	2,154,750
32,818	Occidental Petroleum Corp.	1,790,222
	Total Oil, Gas & Consumable Fuels	5,693,796

	Pharmaceuticals (4.6%)
44,800	Johnson & Johnson	2,584,512

	Road & Rail (5.5%)
39,115	Norfolk Southern Corp.	1,500,451
36,200	Union Pacific Corp.	1,585,198
	Total Road & Rail	3,085,649

	Semiconductors & Semiconductor Equipment (3.5%)
103,105	Microchip Technology, Inc.	1,955,902

	Specialty Retail (1.8%)
51,125	TJX Cos., Inc. (The)	992,847

	Tobacco (2.3%)
35,194	Philip Morris International, Inc.	1,307,457

	Total Common Stock (Cost: $71,705,168) (99.9%)	56,466,516
	Total Investments (Cost: $71,705,168) (99.9%)	56,466,516
	Excess of Other Assets over Liabilities (0.1%)	30,578

	Net Assets (100.0%)	$56,497,094

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Focused Equities Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	10.8%
Biotechnology	4.6
Chemicals	9.0
Commercial Banks	2.4
Commercial Services & Supplies	3.8
Diversified Financial Services	3.8
Electric Utilities	3.7
Energy Equipment & Services	10.1
Health Care Providers & Services	7.8
Household Products	4.0
Insurance	2.9
Life Sciences Tools & Services	2.7
Machinery	6.5
Oil, Gas & Consumable Fuels	10.1
Pharmaceuticals	4.6
Road & Rail	5.5
Semiconductors & Semiconductor Equipment	3.5
Specialty Retail	1.8
Tobacco	2.3
Total	99.9%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.7% of Net Assets)
220	Honeywell International, Inc.	$7,218
170	Raytheon Co.	8,606
	Total Aerospace & Defense	15,824

	Air Freight & Logistics (1.0%)
125	C.H. Robinson Worldwide, Inc.	5,747

	Beverages (0.9%)
156	Hansen Natural Corp. (1)	5,226

	Biotechnology (10.9%)
210	Arena Pharmaceuticals, Inc. (1)	869
205	Celgene Corp. (1)	10,855
95	Cephalon, Inc. (1)	7,332
75	Cougar Biotechnology, Inc. (1)	2,189
582	CV Therapeutics, Inc. (1)	9,108
220	Genentech, Inc. (1)	17,873
185	Gilead Sciences, Inc. (1)	9,392
145	Isis Pharmaceuticals, Inc. (1)	2,049
75	Progenics Pharmaceuticals, Inc. (1)	547
105	Vertex Pharmaceuticals, Inc. (1)	3,470
	Total Biotechnology	63,684

	Capital Markets (1.6%)
115	Affiliated Managers Group, Inc. (1)	4,622
185	SEI Investments Co.	2,344
80	T. Rowe Price Group, Inc.	2,206
	Total Capital Markets	9,172

	Chemicals (3.1%)
125	Monsanto Co.	9,508
135	Praxair, Inc.	8,405
	Total Chemicals	17,913

	Commercial Banks (0.4%)
340	Wilshire Bancorp, Inc.	2,332

	Commercial Services & Supplies (0.6%)
65	Clean Harbors, Inc. (1)	3,478

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Communications Equipment (9.6%)
1,586	Infinera Corp. (1)	$10,880
685	Qualcomm, Inc.	23,667
385	Research In Motion, Ltd. (1)	21,329
	Total Communications Equipment	55,876

	Computers & Peripherals (1.5%)
95	Apple, Inc. (1)	8,562

	Construction & Engineering (1.7%)
70	Foster Wheeler, Ltd. (1)	1,398
405	Quanta Services, Inc. (1)	8,659
	Total Construction & Engineering	10,057

	Distributors (0.6%)
300	LKQ Corp. (1)	3,465

	Diversified Consumer Services (0.7%)
247	K12, Inc. (1)	3,945

	Diversified Financial Services (1.7%)
65	IntercontinentalExchange, Inc. (1)	3,700
80	Moody’s Corp.	1,714
252	MSCI, Inc. (1)	4,375
	Total Diversified Financial Services	9,789

	Electrical Equipment (0.1%)
30	Energy Conversion Devices, Inc. (1)	755

	Electronic Equipment, Instruments & Components (0.9%)
77	Itron, Inc. (1)	5,028

	Energy Equipment & Services (6.1%)
45	Core Laboratories N.V.	3,023
290	FMC Technologies, Inc. (1)	8,581
90	National Oilwell Varco, Inc. (1)	2,380
285	Oceaneering International, Inc. (1)	9,821
105	Transocean, Ltd. (1)	5,735
560	Weatherford International, Ltd. (1)	6,177
	Total Energy Equipment & Services	35,717

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Food & Staples Retailing (2.1%)
455	CVS Caremark Corp.	$12,230

	Food Products (1.9%)
250	Kellogg Co.	10,922

	Health Care Equipment & Supplies (2.5%)
65	Baxter International, Inc.	3,812
671	Dexcom, Inc. (1)	2,167
22	Intuitive Surgical, Inc. (1)	2,271
240	MAKO Surgical Corp. (1)	1,675
3,970	Sirius XM Radio, Inc. (1)	477
140	Thoratec Corp. (1)	4,056
	Total Health Care Equipment & Supplies	14,458

	Health Care Providers & Services (5.5%)
150	Catalyst Health Solutions, Inc. (1)	3,303
225	Express Scripts, Inc. (1)	12,096
85	HMS Holdings Corp. (1)	2,631
265	Medco Health Solutions, Inc. (1)	11,906
90	Psychiatric Solutions, Inc. (1)	2,340
	Total Health Care Providers & Services	32,276

	Health Care Technology (1.4%)
235	Cerner Corp. (1)	7,924

	Hotels, Restaurants & Leisure (3.3%)
160	Ctrip.com International, Ltd. (ADR)	3,358
165	Home Inns & Hotels Management, Inc. (ADR) (1)	1,370
105	Starwood Hotels & Resorts Worldwide, Inc.	1,588
460	Yum! Brands, Inc.	13,165
	Total Hotels, Restaurants & Leisure	19,481

	Household Products (1.9%)
200	Procter & Gamble Co. (The)	10,900

	Insurance (2.2%)
215	AFLAC, Inc.	4,990
495	First Mercury Financial Corp. (1)	5,470

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Insurance (Continued)
97	Tower Group, Inc.	$2,432
	Total Insurance	12,892

	Internet Software & Services (3.4%)
16	Baidu.com, Inc. (SP ADR)(1)	2,060
31	Google, Inc. (1)	10,494
355	Mercadolibre, Inc. (1)	4,761
110	SINA Corp. (1)	2,251
	Total Internet Software & Services	19,566

	IT Services (1.6%)
145	Cognizant Technology Solutions Corp. (1)	2,716
30	MasterCard, Inc.	4,073
50	Visa, Inc.	2,468
	Total IT Services	9,257

	Leisure Equipment & Products (0.2%)
528	Leapfrog Enterprises, Inc. (1)	1,061

	Life Sciences Tools & Services (1.7%)
295	Life Technologies Corp. (1)	7,511
451	WuXi PharmaTech (Cayman), Inc. (ADR)(1)	2,444
	Total Life Sciences Tools & Services	9,955

	Machinery (1.9%)
185	Chart Industries, Inc. (1)	1,565
60	Danaher Corp.	3,356
115	Flowserve Corp.	6,131
	Total Machinery	11,052

	Media (0.3%)
70	DreamWorks Animation SKG, Inc. (1)	1,537

	Metals & Mining (0.1%)
10	Agnico-Eagle Mines, Ltd.	530

	Multiline Retail (0.8%)
135	Kohl’s Corp. (1)	4,956

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (2.1%)
170	Plains Exploration & Production Co. (1)	$3,591
130	Quicksilver Resources, Inc. (1)	901
147	Swift Energy Co. (1)	2,252
57	Ultra Petroleum Corp. (1)	2,042
115	Whiting Petroleum Corp. (1)	3,335
	Total Oil, Gas & Consumable Fuels	12,121

	Pharmaceuticals (2.9%)
200	Allergan, Inc.	7,624
159	Cypress Bioscience, Inc. (1)	1,352
595	Mylan, Inc. (1)	6,741
50	XenoPort, Inc. (1)	1,306
	Total Pharmaceuticals	17,023

	Road & Rail (0.2%)
80	Kansas City Southern (1)	1,453

	Semiconductors & Semiconductor Equipment (2.7%)
545	Cavium Networks, Inc. (1)	4,960
1,470	Marvell Technology Group, Ltd. (1)	10,716
	Total Semiconductors & Semiconductor Equipment	15,676

	Software (4.2%)
515	Activision Blizzard, Inc. (1)	4,511
135	ANSYS, Inc. (1)	3,356
419	ArcSight, Inc. (1)	3,893
145	Electronic Arts, Inc. (1)	2,239
355	Nuance Communications, Inc. (1)	3,500
310	Take-Two Interactive Software, Inc.	2,176
225	VMware, Inc. (1)	4,658
	Total Software	24,333

	Specialty Retail (1.9%)
210	GameStop Corp. (1)	5,204
360	Guess?, Inc.	5,792
	Total Specialty Retail	10,996

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Textiles, Apparel & Luxury Goods (0.8%)
115	Polo Ralph Lauren Corp.	$4,718

	Tobacco (2.6%)
405	Philip Morris International, Inc.	15,046

	Wireless Telecommunication Services (4.4%)
630	American Tower Corp. (1)	19,114
760	Clearwire Corp. (1)	3,040
190	NII Holdings, Inc. (1)	3,686
	Total Wireless Telecommunication Services	25,840

	Total Common Stock (Cost: $819,033) (96.7%)	562,773

Principal Amount	Short-Term Investments
$43,529	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $45,000, U.S. Treasury Bill, 0.35%, due 07/30/09, valued at $44,924) (Total Amount to be Received Upon Repurchase $43,529)	43,529

	Total Short-Term Investments (Cost: $43,529) (7.5%)	43,529

	Total Investments (Cost: $862,562) (104.2%)	606,302
	Liabilities in Excess of Other Assets (-4.2%)	(24,315)

	Net Assets (100.0%)	$581,987

Notes to the Schedule of Investments:
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Growth Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	2.7%
Air Freight & Logistics	1.0
Beverages	0.9
Biotechnology	10.9
Capital Markets	1.6
Chemicals	3.1
Commercial Banks	0.4
Commercial Services & Supplies	0.6
Communications Equipment	9.6
Computers & Peripherals	1.5
Construction & Engineering	1.7
Distributors	0.6
Diversified Consumer Services	0.7
Diversified Financial Services	1.7
Electrical Equipment	0.1
Electronic Equipment, Instruments and Components	0.9
Energy Equipment & Services	6.1
Food & Staples Retailing	2.1
Food Products	1.9
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	5.5
Health Care Technology	1.4
Hotels, Restaurants & Leisure	3.3
Household Products	1.9
IT Services	1.6
Insurance	2.2
Internet Software & Services	3.4
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	1.7
Machinery	1.9
Media	0.3
Metals & Mining	0.1
Multiline Retail	0.8
Oil, Gas & Consumable Fuels	2.1
Pharmaceuticals	2.9
Road & Rail	0.2
Semiconductors & Semiconductor Equipment	2.7
Software	4.2
Specialty Retail	1.9
Textiles, Apparel & Luxury Goods	0.8
Tobacco	2.6
Wireless Telecommunication Services	4.4
Short-Term Investments	7.5
Total	104.2%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.3% of Net Assets)
39,100	Spirit AeroSystems Holdings, Inc. (1)	$531,760

	Air Freight & Logistics (2.4%)
7,700	C.H. Robinson Worldwide, Inc.	354,046
7,300	Expeditors International of Washington, Inc.	203,013
	Total Air Freight & Logistics	557,059

	Beverages (3.5%)
24,138	Hansen Natural Corp. (1)	808,623

	Biotechnology (9.0%)
38,900	CV Therapeutics, Inc. (1)	608,785
10,000	Genzyme Corp. (1)	689,200
24,300	Isis Pharmaceuticals, Inc. (1)	343,359
13,700	Vertex Pharmaceuticals, Inc. (1)	452,785
	Total Biotechnology	2,094,129

	Capital Markets (1.6%)
6,700	Affiliated Managers Group, Inc. (1)	269,273
1,000	BlackRock, Inc.	108,800
	Total Capital Markets	378,073

	Commercial Banks (1.1%)
10,500	Signature Bank (1)	269,745

	Commercial Services & Supplies (5.6%)
13,700	Clean Harbors, Inc. (1)	733,087
38,900	Resources Connection, Inc. (1)	562,883
	Total Commercial Services & Supplies	1,295,970

	Communications Equipment (3.7%)
47,094	Infinera Corp. (1)	323,065
9,600	Research In Motion, Ltd. (1)	531,840
	Total Communications Equipment	854,905

	Construction & Engineering (4.3%)
31,200	Quanta Services, Inc. (1)	667,056
12,000	Shaw Group, Inc. (1)	333,600
	Total Construction & Engineering	1,000,656

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Distributors (1.8%)
35,600	LKQ Corp. (1)	$411,180

	Diversified Consumer Services (6.7%)
28,700	K12, Inc. (1)	458,339
5,100	Strayer Education, Inc.	1,103,793
	Total Diversified Consumer Services	1,562,132

	Diversified Financial Services (3.3%)
7,900	IntercontinentalExchange, Inc. (1)	449,747
5,800	Moody’s Corp.	124,236
11,708	MSCI, Inc. (1)	203,251
	Total Diversified Financial Services	777,234

	Energy Equipment & Services (7.4%)
7,200	Core Laboratories N.V.	483,768
10,100	National Oilwell Varco, Inc. (1)	267,044
15,400	Oceaneering International, Inc. (1)	530,684
20,000	Smith International, Inc.	454,000
	Total Energy Equipment & Services	1,735,496

	Health Care Equipment & Supplies (3.5%)
3,800	Intuitive Surgical, Inc. (1)	392,274
15,000	Thoratec Corp. (1)	434,550
	Total Health Care Equipment & Supplies	826,824

	Health Care Providers & Services (3.2%)
18,600	Catalyst Health Solutions, Inc. (1)	409,572
13,000	Psychiatric Solutions, Inc. (1)	338,000
	Total Health Care Providers & Services	747,572

	Hotels, Restaurants & Leisure (3.4%)
5,300	Chipotle Mexican Grill, Inc. - Class B (1)	241,256
18,900	Ctrip.com International, Ltd. (ADR)	396,711
10,300	Starwood Hotels & Resorts Worldwide, Inc.	155,736
	Total Hotels, Restaurants & Leisure	793,703

	Insurance (3.9%)
11,800	ACE, Ltd.	515,188

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Insurance (Continued)
28,500	eHealth, Inc. (1)	$393,870
	Total Insurance	909,058

	Internet Software & Services (6.6%)
4,400	Baidu.com, Inc. (SP ADR)(1)	566,588
11,400	Bankrate, Inc. (1)	380,304
4,500	Equinix, Inc. (1)	240,075
26,329	Mercadolibre, Inc. (1)	353,072
	Total Internet Software & Services	1,540,039

	IT Services (2.8%)
34,600	Cognizant Technology Solutions Corp. (1)	648,058

	Life Sciences Tools & Services (0.9%)
39,716	WuXi PharmaTech (Cayman), Inc. (ADR)(1)	215,261

	Machinery (3.0%)
7,700	Flowserve Corp.	410,487
6,800	SPX Corp.	286,348
	Total Machinery	696,835

	Media (0.9%)
10,100	DreamWorks Animation SKG, Inc. (1)	221,695

	Oil, Gas & Consumable Fuels (2.2%)
6,904	Ultra Petroleum Corp. (1)	247,370
9,000	Whiting Petroleum Corp. (1)	261,000
	Total Oil, Gas & Consumable Fuels	508,370

	Pharmaceuticals (4.5%)
82,200	Mylan, Inc. (1)	931,326
4,300	XenoPort, Inc. (1)	112,316
	Total Pharmaceuticals	1,043,642

	Semiconductors & Semiconductor Equipment (2.0%)
13,600	Broadcom Corp. (1)	215,560
26,789	Cavium Networks, Inc. (1)	243,780
	Total Semiconductors & Semiconductor Equipment	459,340

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Software (8.2%)
18,227	ANSYS, Inc. (1)	$453,123
18,400	Electronic Arts, Inc. (1)	284,096
24,300	Nuance Communications, Inc. (1)	239,598
16,550	Salesforce.com, Inc. (1)	440,396
24,296	VMware, Inc. (1)	502,927
	Total Software	1,920,140

	Wireless Telecommunication Services (1.3%)
78,100	Clearwire Corp. (1)	312,400

	Total Common Stock (Cost: $29,714,709) (99.1%)	23,119,899

Principal Amount	Short-Term Investments
$277,528	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09, (collateralized by $285,000, U.S. Treasury Bill, 0.35%, due 07/30/09, valued at $284,516) (Total Amount to be Received Upon Repurchase $277,530)	277,528

	Total Short-Term Investments (Cost: $277,528) (1.2%)	277,528

	Total Investments (Cost: $29,992,237) (100.3%)	23,397,427
	Liabilities in Excess of Other Assets (-0.3%)	(76,843)

	Net Assets (100.0%)	$23,320,584

Notes to the Schedule of Investments:
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Growth Equities Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	2.3%
Air Freight & Logistics	2.4
Beverages	3.5
Biotechnology	9.0
Capital Markets	1.6
Commercial Banks	1.1
Commercial Services & Supplies	5.6
Communications Equipment	3.7
Construction & Engineering	4.3
Distributors	1.8
Diversified Consumer Services	6.7
Diversified Financial Services	3.3
Energy Equipment & Services	7.4
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	3.2
Hotels, Restaurants & Leisure	3.4
IT Services	2.8
Insurance	3.9
Internet Software & Services	6.6
Life Sciences Tools & Services	0.9
Machinery	3.0
Media	0.9
Oil, Gas & Consumable Fuels	2.2
Pharmaceuticals	4.5
Semiconductors & Semiconductor Equipment	2.0
Software	8.2
Wireless Telecommunication Services	1.3
Short-Term Investments	1.2
Total	100.3%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW International Equities Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Common Stock	Value

	Australia (4.1% of Net Assets)
24,531	BHP Billiton, Ltd.	$455,246
81,680	David Jones, Ltd.	118,057
4,000	Woodside Petroleum, Ltd.	88,085
8,000	Woolworths, Ltd.	139,353
	Total Australia (Cost: $1,545,514)	800,741

	Denmark (Cost: $949,104) (4.0%)
14,400	Novo Nordisk A/S - Series B	767,774

	Finland (Cost: $587,660) (2.2%)
26,380	Elisa Oyj	417,628

	France (13.2%)
8,970	Pernod-Ricard S.A.	563,024
5,510	SEB S.A.	130,183
15,000	Thales S.A.	664,261
14,890	Total S.A.	742,672
3,390	Unibail-Rodamco (REIT)	454,865
	Total France (Cost: $3,985,906)	2,555,005

	Germany (15.0%)
14,000	Adidas AG	484,830
24,150	E.ON AG	778,564
3,650	Fresenius Medical Care AG & Company KGaA	163,459
6,800	Muenchener Rueckversicherungs-Gesellschaft AG-REG	898,820
16,000	SAP AG	562,638
	Total Germany (Cost: $4,660,908)	2,888,311

	Great Britain (13.7%)
11,410	British American Tobacco PLC	311,241
57,450	Centrica PLC	212,643
50,000	HSBC Holdings PLC	385,931
17,000	Reckitt Benckiser Group PLC	651,328
51,000	Reed Elsevier PLC	380,998
30,000	Royal Dutch Shell PLC - B Shares	708,500
	Total Great Britain (Cost: $3,636,698)	2,650,641

	Hong Kong (5.1%)
62,000	Cheung Kong Infrastructure Holdings, Ltd.	231,743
29,300	Hang Seng Bank, Ltd.	352,761

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Hong Kong (Continued)
189,000	Hongkong Land Holdings, Ltd.	$396,224
	Total Hong Kong (Cost: $1,712,094)	980,728

	Italy (Cost: $1,247,183) (2.0%)
175,310	Intesa Sanpaolo	393,457

	Japan (21.4%)
10,000	Canon, Inc.	272,935
9,800	HOYA Corp.	174,803
121	Japan Tobacco, Inc.	347,996
35	KDDI Corporation	218,595
31,000	Kyushu Electric Power Co., Inc.	810,733
36,500	Makita Corp.	664,002
102,000	Nippon Steel Corp.	299,584
7,900	Takeda Pharmaceutical Co., Ltd.	370,283
20,000	Tokio Marine Holdings, Inc.	529,886
4,890	Yamada Denki Co., Ltd.	288,191
6,300	Yamato Kogyo Co., Ltd.	152,399
	Total Japan (Cost: $6,004,618)	4,129,407

	Luxembourg (Cost: $1,003,293) (1.2%)
10,000	ArcelorMittal	223,971

	Norway (2.7%)
21,000	StatoilHydro ASA	362,555
7,200	Yara International ASA	162,227
	Total Norway (Cost: $1,303,361)	524,782

	Sweden (5.0%)
57,000	Svenska Cellulosa AB - B Shares	448,512
63,000	Tele2 AB - Series B	512,080
	Total Sweden (Cost: $1,604,038)	960,592

	Switzerland (8.0%)
14,000	Novartis AG	574,870
10,000	Schindler Holding AG	449,628
2,900	Zurich Financial Services AG	522,544
	Total Switzerland (Cost: $1,934,401)	1,547,042

	Total Common Stock (Cost: $30,174,778) (97.6%)	18,840,079

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value

$643,096	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $660,000, U.S. Treasury Bill, 0.35%, due 07/30/09, valued at $658,878) (Total Amount to be Received Upon Repurchase $643,098)	$643,096

	Total Short-Term Investments (Cost: $643,096) (3.3%)	643,096

	Total Investments (Cost: $30,817,874) (100.9%)	19,483,175
	Liabilities in Excess of Other Assets (-0.9%)	(181,065)

	Net Assets (100.0%)	$19,302,110

Notes to the Schedule of Investments:

REIT       -  Real Estate Investment Trust.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW International Equities Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	3.4%
Beverages	2.9
Chemicals	0.8
Commercial Banks	5.8
Diversified Telecommunication Services	4.9
Electric Utilities	9.4
Electronic Equipment, Instruments and Components	0.9
Food & Staples Retailing	0.7
Health Care Providers & Services	0.9
Household Durables	4.1
Household Products	3.4
Insurance	10.2
Machinery	2.3
Media	2.0
Metals & Mining	6.0
Multi-Utilities	1.1
Multiline Retail	0.6
Office Electronics	1.4
Oil, Gas & Consumable Fuels	9.7
Paper & Forest Products	2.3
Pharmaceuticals	8.9
Real Estate Investment Trusts (REITs)	2.4
Real Estate Management & Development	2.1
Software	2.9
Specialty Retail	1.5
Textiles, Apparel & Luxury Goods	2.5
Tobacco	3.4
Wireless Telecommunication Services	1.1
Short-Term Investments	3.3
Total	100.9%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Common Stock	Value

	Aerospace & Defense (4.1% of Net Assets)
5,125	General Dynamics Corp.	$290,741
6,950	Raytheon Co.	351,809
	Total Aerospace & Defense	642,550

	Biotechnology (7.7%)
13,800	Celgene Corp. (1)	730,710
6,100	Genentech, Inc. (1)	495,564
	Total Biotechnology	1,226,274

	Chemicals (4.1%)
8,600	Monsanto Co.	654,116

	Commercial Services & Supplies (1.3%)
14,500	Corrections Corp. of America (1)	199,810

	Communications Equipment (7.3%)
25,350	Qualcomm, Inc.	875,842
4,975	Research In Motion, Ltd. (1)	275,615
	Total Communications Equipment	1,151,457

	Computers & Peripherals (4.2%)
7,450	Apple, Inc. (1)	671,468

	Construction & Engineering (1.0%)
7,140	Quanta Services, Inc. (1)	152,653

	Diversified Financial Services (2.9%)
5,300	IntercontinentalExchange, Inc. (1)	301,729
7,450	Moody’s Corp.	159,579
	Total Diversified Financial Services	461,308

	Energy Equipment & Services (7.6%)
13,970	FMC Technologies, Inc. (1)	413,372
7,200	National Oilwell Varco, Inc. (1)	190,368
5,373	Transocean, Ltd. (1)	293,473
27,050	Weatherford International, Ltd. (1)	298,362
	Total Energy Equipment & Services	1,195,575

	Food & Staples Retailing (1.6%)
9,325	CVS Caremark Corp.	250,656

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Health Care Equipment & Supplies (4.2%)
1,400	Alcon, Inc.	$119,896
2,750	Baxter International, Inc.	161,288
10,350	St. Jude Medical, Inc. (1)	376,429
	Total Health Care Equipment & Supplies	657,613

	Health Care Providers & Services (9.3%)
15,450	Express Scripts, Inc. (1)	830,592
14,200	Medco Health Solutions, Inc. (1)	638,006
	Total Health Care Providers & Services	1,468,598

	Hotels, Restaurants & Leisure (2.5%)
3,650	Wynn Resorts, Ltd. (1)	109,792
9,975	Yum! Brands, Inc.	285,485
	Total Hotels, Restaurants & Leisure	395,277

	Household Products (2.7%)
7,900	Procter & Gamble Co. (The)	430,550

	Internet Software & Services (5.1%)
2,400	Google, Inc. (1)	812,472

	IT Services (4.9%)
11,850	Cognizant Technology Solutions Corp. (1)	221,950
2,550	MasterCard, Inc.	346,239
4,050	Visa, Inc.	199,868
	Total IT Services	768,057

	Life Sciences Tools & Services (1.6%)
6,950	Thermo Fisher Scientific, Inc. (1)	249,714

	Machinery (6.8%)
4,135	Danaher Corp.	231,271
7,610	Flowserve Corp.	405,689
9,550	ITT Corp.	432,424
	Total Machinery	1,069,384

	Multiline Retail (1.3%)
5,450	Kohl’s Corp. (1)	200,070

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Software (4.4%)
16,000	Activision Blizzard, Inc. (1)	$140,160
33,150	Oracle Corp. (1)	557,914
	Total Software	698,074

	Specialty Retail (2.7%)
11,150	GameStop Corp. (1)	276,297
9,600	Guess?, Inc.	154,464
	Total Specialty Retail	430,761

	Tobacco (3.0%)
12,950	Philip Morris International, Inc.	481,092

	Wireless Telecommunication Services (5.4%)
19,050	American Tower Corp. (1)	577,977
14,430	NII Holdings, Inc. - Class B (1)	279,942
	Total Wireless Telecommunication Services	857,919
	Total Common Stock (Cost: $18,168,400) (95.7%)	15,125,448

Principal Amount	Short-Term Investments
$721,142	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $740,000, U.S. Treasury Bill, 0.35%, due 07/30/09 valued at $738,742) (Total Amount to be Received Upon Repurchase $721,145)	721,142
	Total Short-Term Investments (Cost: $721,142) (4.5%)	721,142

	Total Investments (Cost: $18,889,542) (100.2%)	15,846,590
	Liabilities in Excess of Other Assets (-0.2%)	(37,594)

	Net Assets (100.0%)	$15,808,996

Notes to the Schedule of Investments:

(1)           Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Large Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	4.1%
Biotechnology	7.7
Chemicals	4.1
Commercial Services & Supplies	1.3
Communications Equipment	7.3
Computers & Peripherals	4.2
Construction & Engineering	1.0
Diversified Financial Services	2.9
Energy Equipment & Services	7.6
Food & Staples Retailing	1.6
Health Care Equipment & Supplies	4.2
Health Care Providers & Services	9.3
Hotels, Restaurants & Leisure	2.5
Household Products	2.7
IT Services	4.9
Internet Software & Services	5.1
Life Sciences Tools & Services	1.6
Machinery	6.8
Multiline Retail	1.3
Software	4.4
Specialty Retail	2.7
Tobacco	3.0
Wireless Telecommunication Services	5.4
Short-Term Investments	4.5
Total	100.2%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Common Stock	Value

	Airlines (0.5% of Net Assets)
6,750	Continental Airlines, Inc. - Class B (1)	$90,923

	Auto Components (0.2%)
21,200	ArvinMeritor, Inc.	37,100

	Biotechnology (2.7%)
83,700	Arena Pharmaceuticals, Inc. (1)	346,518
58,900	Human Genome Sciences, Inc. (1)	106,609
	Total Biotechnology	453,127

	Capital Markets (5.0%)
19,191	Apollo Investment Corp.	125,701
10,700	Cohen & Steers, Inc.	115,560
10,850	Lazard, Ltd.	287,525
10,550	Piper Jaffray Cos., Inc. (1)	302,891
	Total Capital Markets	831,677

	Chemicals (1.8%)
1,250	Albemarle Corp.	27,812
8,000	H. B. Fuller Co.	111,760
44,500	PolyOne Corp. (1)	91,225
23,600	Spartech Corp.	74,812
	Total Chemicals	305,609

	Commercial Banks (1.9%)
35,850	Citizens Republic Bancorp, Inc. (1)	41,227
12,900	South Financial Group, Inc. (The)	24,252
20,100	TCF Financial Corp.	249,039
	Total Commercial Banks	314,518

	Commercial Services & Supplies (3.6%)
1,150	Corrections Corp. of America (1)	15,847
39,100	On Assignment, Inc. (1)	181,033
6,990	Republic Services, Inc.	180,761
9,200	Tetra Tech, Inc. (1)	213,716
	Total Commercial Services & Supplies	591,357

	Computers & Peripherals (2.1%)
3,550	Avid Technology, Inc. (1)	35,535
61,400	Cray, Inc. (1)	117,888

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Computers & Peripherals (Continued)
143,000	Dot Hill Systems Corp. (1)	$70,785
16,300	Intevac, Inc. (1)	71,394
13,700	Rackable Systems, Inc. (1)	53,841
	Total Computers & Peripherals	349,443

	Construction & Engineering (1.6%)
1,200	Jacobs Engineering Group, Inc. (1)	46,404
12,700	Orion Marine Group, Inc. (1)	125,730
3,300	Shaw Group, Inc. (1)	91,740
	Total Construction & Engineering	263,874

	Diversified Consumer Services (0.5%)
4,250	H&R Block, Inc.	88,103

	Diversified Telecommunication Services (1.4%)
127,850	Cincinnati Bell, Inc. (1)	177,712
18,500	FairPoint Communications, Inc.	50,505
	Total Diversified Telecommunication Services	228,217

	Electrical Equipment (3.1%)
94,900	FuelCell Energy, Inc. (1)	366,314
18,400	GrafTech International, Ltd. (1)	147,384
	Total Electrical Equipment	513,698

	Electronic Equipment, Instruments and Components (1.5%)
14,950	Echelon Corp. (1)	110,630
51,131	Flextronics International, Ltd. (1)	133,452
	Total Electronic Equipment, Instruments and Components	244,082

	Energy Equipment & Services (2.1%)
18,900	Hercules Offshore, Inc. (1)	70,308
25,000	Key Energy Services, Inc. (1)	85,250
46,700	Newpark Resources, Inc. (1)	196,607
	Total Energy Equipment & Services	352,165

	Food Products (3.1%)
25,850	Hain Celestial Group, Inc. (The) (1)	393,437
29,903	Tasty Baking Co.	122,602
	Total Food Products	516,039

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Health Care Equipment & Supplies (6.7%)
11,700	Invacare Corp.	$223,002
14,100	Synovis Life Technologies, Inc. (1)	229,689
22,450	Thoratec Corp. (1)	650,376
	Total Health Care Equipment & Supplies	1,103,067

	Health Care Providers & Services (5.4%)
1,850	Catalyst Health Solutions, Inc. (1)	40,737
17,000	Healthspring, Inc. (1)	296,140
21,100	Kindred Healthcare, Inc. (1)	286,327
11,590	PharMerica Corp. (1)	190,540
6,000	Triple-S Management Corp. - Class B (1)	86,340
	Total Health Care Providers & Services	900,084

	Health Care Technology (0.6%)
11,200	Eclipsys Corp. (1)	98,112

	Hotels, Restaurants & Leisure (3.5%)
26,400	California Pizza Kitchen, Inc. (1)	273,504
38,900	Isle of Capri Casinos, Inc. (1)	110,087
43,050	Luby’s, Inc. (1)	195,447
	Total Hotels, Restaurants & Leisure	579,038

	Household Durables (1.4%)
8,050	Centex Corp.	68,506
7,650	KB Home	81,625
4,950	Toll Brothers, Inc. (1)	84,249
	Total Household Durables	234,380

	Independent Power Producers & Energy Traders (1.1%)
83,000	Dynegy, Inc. (1)	175,130

	Insurance (7.4%)
10,400	American Financial Group, Inc.	176,592
32,462	Donegal Group, Inc.	455,117
39,897	Hilltop Holdings, Inc. (1)	398,970
35,500	MBIA, Inc. (1)	137,030
1,300	Reinsurance Group of America, Inc.	46,319
	Total Insurance	1,214,028

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	IT Services (0.3%)
64,800	Unisys Corp. (1)	$48,600

	Leisure Equipment & Products (0.1%)
1,200	Pool Corp.	19,020

	Life Sciences Tools & Services (2.6%)
49,400	Albany Molecular Research, Inc. (1)	423,358

	Machinery (6.0%)
10,900	AGCO Corp. (1)	231,952
39,100	Federal Signal Corp.	263,925
4,200	Terex Corp. (1)	49,728
14,600	Wabtec Corp.	436,978
	Total Machinery	982,583

	Marine (0.8%)
5,500	Kirby Corp. (1)	131,890

	Media (1.4%)
8,350	Interpublic Group of Cos., Inc. (The) (1)	27,806
36,835	Mediacom Communications Corp. (1)	198,909
	Total Media	226,715

	Metals & Mining (0.4%)
2,750	Allegheny Technologies, Inc.	60,748

	Multi-Utilities (4.1%)
22,200	Avista Corp.	422,688
10,300	NorthWestern Corp.	249,363
	Total Multi-Utilities	672,051

	Oil, Gas & Consumable Fuels (2.0%)
5,800	EXCO Resources, Inc. (1)	58,812
9,400	Tesoro Corp.	161,962
3,950	Whiting Petroleum Corp. (1)	114,550
	Total Oil, Gas & Consumable Fuels	335,324

	Paper & Forest Products (2.6%)
24,500	Buckeye Technologies, Inc. (1)	71,540

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Paper & Forest Products (Continued)
40,300	Glatfelter Co.	$351,013
	Total Paper & Forest Products	422,553

	Pharmaceuticals (2.4%)
22,300	Mylan, Inc. (1)	252,659
11,900	Viropharma, Inc. (1)	142,800
	Total Pharmaceuticals	395,459

	Real Estate Investment Trusts (REITs) (1.7%)
1,700	Hatteras Financial Corp.	42,024
16,300	Medical Properties Trust, Inc.	74,165
12,950	Redwood Trust, Inc.	164,335
	Total Real Estate Investment Trusts (REITs)	280,524

	Road & Rail (3.7%)
12,550	Con-way, Inc.	276,476
850	Saia, Inc. (1)	9,087
22,102	USA Truck, Inc. (1)	318,711
	Total Road & Rail	604,274

	Semiconductors & Semiconductor Equipment (5.2%)
44,674	Brooks Automation, Inc. (1)	204,160
25,950	Fairchild Semiconductor International, Inc. (1)	118,073
103,900	Lattice Semiconductor Corp. (1)	160,006
124,800	Mattson Technology, Inc. (1)	122,304
11,100	Novellus Systems, Inc. (1)	153,069
12,100	NVIDIA Corp. (1)	96,195
	Total Semiconductors & Semiconductor Equipment	853,807

	Software (3.1%)
19,100	Cadence Design Systems, Inc. (1)	72,198
92,650	Novell, Inc. (1)	342,805
8,650	Take-Two Interactive Software, Inc.	60,723
8,750	THQ, Inc. (1)	34,562
	Total Software	510,288

	Specialty Retail (1.4%)
12,200	AnnTaylor Stores Corp. (1)	60,024

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Specialty Retail (Continued)
133,500	Blockbuster, Inc. (1)	$170,880
	Total Specialty Retail	230,904

	Thrifts & Mortgage Finance (3.0%)
55,300	Bank Mutual Corp.	488,299
	Total Common Stock (Cost: $23,983,709) (98.0%)	16,170,168

	Warrants

	Internet Software & Services (0.0%)
485	Lantronix, Inc., Strike Price $4.68, expire 02/09/11	—
	Total Warrants (Cost: $0) (0.0%)	—

Principal Amount	Short-Term Investments

$436,105	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $450,000, U.S. Treasury Bill, 0.35%, due 07/30/09, valued at $449,235) (Total Amount to be Received Upon Repurchase $436,107)	436,105

	Total Short-Term Investments (Cost: $436,105) (2.7%)	436,105

	Total Investments (Cost: $24,419,814) (100.7%)	16,606,273
	Liabilities in Excess of Other Assets (-0.7%)	(109,748)

	Net Assets (100.0%)	$16,496,525

Notes to the Schedule of Investments:

(1)           Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Relative Value Small Cap Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Airlines	0.5%
Auto Components	0.2
Biotechnology	2.7
Capital Markets	5.0
Chemicals	1.8
Commercial Banks	1.9
Commercial Services & Supplies	3.6
Computers & Peripherals	2.1
Construction & Engineering	1.6
Diversified Consumer Services	0.5
Diversified Telecommunication Services	1.4
Electrical Equipment	3.1
Electronic Equipment, Instruments and Components	1.5
Energy Equipment & Services	2.1
Food Products	3.1
Health Care Equipment & Supplies	6.7
Health Care Providers & Services	5.4
Health Care Technology	0.6
Hotels, Restaurants & Leisure	3.5
Household Durables	1.4
IT Services	0.3
Independent Power Producers & Energy Traders	1.1
Insurance	7.4
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	2.6
Machinery	6.0
Marine	0.8
Media	1.4
Metals & Mining	0.4
Multi-Utilities	4.1
Oil, Gas & Consumable Fuels	2.0
Paper & Forest Products	2.6
Pharmaceuticals	2.4
Real Estate Investment Trusts (REITs)	1.7
Road & Rail	3.7
Semiconductors & Semiconductor Equipment	5.2
Software	3.1
Specialty Retail	1.4
Thrifts & Mortgage Finance	3.0
Short-Term Investments	2.7
Total	100.7%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Common Stock	Value

	Air Freight & Logistics (6.4% of Net Assets)
418,924	C.H. Robinson Worldwide, Inc.	$19,262,125
323,811	Expeditors International of Washington, Inc.	9,005,184
	Total Air Freight & Logistics	28,267,309

	Biotechnology (22.7%)
220,202	Cephalon, Inc. (1)	16,995,190
302,704	Genentech, Inc. (1)	24,591,673
435,002	Genzyme Corp. (1)	29,980,338
560,385	Gilead Sciences, Inc. (1)	28,450,747
	Total Biotechnology	100,017,948

	Chemicals (4.7%)
274,715	Monsanto Co.	20,894,823

	Communications Equipment (7.2%)
660,008	Qualcomm, Inc.	22,803,276
161,357	Research In Motion, Ltd. (1)	8,939,178
	Total Communications Equipment	31,742,454

	Computers & Peripherals (2.5%)
123,230	Apple, Inc. (1)	11,106,720

	Diversified Financial Services (2.6%)
199,563	IntercontinentalExchange, Inc. (1)	11,361,122

	Energy Equipment & Services (6.3%)
412,165	Oceaneering International, Inc. (1)	14,203,206
330,916	Schlumberger, Ltd.	13,504,682
	Total Energy Equipment & Services	27,707,888

	Food & Staples Retailing (2.8%)
275,824	Costco Wholesale Corp.	12,420,355

	Health Care Equipment & Supplies (5.4%)
93,415	Intuitive Surgical, Inc. (1)	9,643,230
383,827	Varian Medical Systems, Inc. (1)	14,251,497
	Total Health Care Equipment & Supplies	23,894,727

	Health Care Technology (3.2%)
420,163	Cerner Corp. (1)	14,167,896

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Hotels, Restaurants & Leisure (3.4%)
521,157	Yum! Brands, Inc.	$14,915,513

	Household Products (4.9%)
399,055	Procter & Gamble Co. (The)	21,748,497

	Insurance (4.2%)
182,100	ACE, Ltd.	7,950,486
120	Berkshire Hathaway, Inc. (1)	10,740,240
	Total Insurance	18,690,726

	Internet & Catalog Retail (4.8%)
361,310	Amazon.com, Inc. (1)	21,252,254

	Internet Software & Services (9.2%)
675,922	Akamai Technologies, Inc. (1)	9,111,429
73,279	Google, Inc. (1)	24,807,140
346,407	VeriSign, Inc. (1)	6,689,119
	Total Internet Software & Services	40,607,688

	IT Services (5.5%)
498,246	Cognizant Technology Solutions Corp. (1)	9,332,148
297,606	Visa, Inc.	14,686,856
	Total IT Services	24,019,004

	Pharmaceuticals (1.7%)
191,900	Allergan, Inc.	7,315,228

	Semiconductors & Semiconductor Equipment (0.8%)
475,401	Marvell Technology Group, Ltd. (1)	3,465,673

	Software (2.3%)
376,137	Salesforce.com, Inc. (1)	10,009,006
	Total Common Stock (Cost: $501,708,586) (100.6%)	443,604,831

Principal Amount	Short-Term Investments
$3,442,281	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $3,520,000, U.S. Treasury Bill, 0.35%, due 07/30/09, valued at $3,514,016) (Total Amount to be Received Upon Repurchase $3,442,296)	3,442,281

	Total Short-Term Investments (Cost: $3,442,281) (0.8%)	3,442,281

	Total Investments (Cost: $505,150,867) (101.4%)	447,047,112
	Liabilities in Excess of Other Assets (-1.4%)	(6,091,474)

	Net Assets (100.0%)	$440,955,638

Notes to the Schedule of Investments:

(1)                   Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Select Equities Fund

Investments by Industry (Unaudited)

January 31, 2009

Industry	Percentage of Net Assets
Air Freight & Logistics	6.4%
Biotechnology	22.7
Chemicals	4.7
Communications Equipment	7.2
Computers & Peripherals	2.5
Diversified Financial Services	2.6
Energy Equipment & Services	6.3
Food & Staples Retailing	2.8
Health Care Equipment & Supplies	5.4
Health Care Technology	3.2
Hotels, Restaurants & Leisure	3.4
Household Products	4.9
IT Services	5.5
Insurance	4.2
Internet & Catalog Retail	4.8
Internet Software & Services	9.2
Pharmaceuticals	1.7
Semiconductors & Semiconductor Equipment	0.8
Software	2.3
Short-Term Investments	0.8
Total	101.4%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Common Stock	Value

	Beverages (3.1% of Net Assets)
85,504	Hansen Natural Corp. (1)	$2,864,384

	Biotechnology (12.0%)
117,100	Arena Pharmaceuticals, Inc. (1)	484,794
41,617	Cougar Biotechnology, Inc. (1)	1,214,384
300,410	CV Therapeutics, Inc. (1)	4,701,417
74,200	InterMune, Inc. (1)	848,848
79,100	Isis Pharmaceuticals, Inc. (1)	1,117,683
123,000	Orexigen Therapeutics, Inc. (1)	493,230
42,500	Progenics Pharmaceuticals, Inc. (1)	309,825
33,700	Savient Pharmaceuticals, Inc. (1)	186,698
56,600	Vertex Pharmaceuticals, Inc. (1)	1,870,630
	Total Biotechnology	11,227,509

	Capital Markets (1.3%)
93,500	SEI Investments Co.	1,184,645

	Commercial Banks (1.4%)
192,187	Wilshire Bancorp, Inc.	1,318,403

	Commercial Services & Supplies (5.0%)
42,211	Clean Harbors, Inc. (1)	2,258,711
20,500	Huron Consulting Group, Inc. (1)	1,024,590
96,460	Resources Connection, Inc. (1)	1,395,776
	Total Commercial Services & Supplies	4,679,077

	Communications Equipment (1.4%)
195,834	Infinera Corp. (1)	1,343,421

	Construction & Engineering (3.3%)
22,411	Northwest Pipe Co. (1)	790,212
105,900	Quanta Services, Inc. (1)	2,264,142
	Total Construction & Engineering	3,054,354

	Distributors (2.3%)
186,800	LKQ Corp. (1)	2,157,540

	Diversified Consumer Services (2.3%)
137,493	K12, Inc. (1)	2,195,763

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Diversified Financial Services (2.6%)
140,109	MSCI, Inc. (1)	$2,432,292

	Electrical Equipment (0.5%)
16,936	Energy Conversion Devices, Inc. (1)	426,279

	Electronic Equipment, Instruments & Components (2.9%)
41,800	Itron, Inc. (1)	2,729,540

	Energy Equipment & Services (3.8%)
26,000	Core Laboratories N.V.	1,746,940
52,600	Oceaneering International, Inc. (1)	1,812,596
	Total Energy Equipment & Services	3,559,536

	Health Care Equipment & Supplies (5.6%)
372,786	Dexcom, Inc. (1)	1,204,099
1,246	Hansen Medical, Inc. (1)	5,632
231,624	MAKO Surgical Corp. (1)	1,616,735
2,158,400	Sirius XM Radio, Inc. (1)	259,008
76,300	Thoratec Corp. (1)	2,210,411
	Total Health Care Equipment & Supplies	5,295,885

	Health Care Providers & Services (4.9%)
83,300	Catalyst Health Solutions, Inc. (1)	1,834,266
48,200	HMS Holdings Corp. (1)	1,491,790
50,300	Psychiatric Solutions, Inc. (1)	1,307,800
	Total Health Care Providers & Services	4,633,856

	Hotels, Restaurants & Leisure (3.2%)
108,400	Ctrip.com International, Ltd. (ADR)	2,275,316
91,379	Home Inns & Hotels Management, Inc. (ADR)(1)	758,446
	Total Hotels, Restaurants & Leisure	3,033,762

	Insurance (4.5%)
263,995	First Mercury Financial Corp. (1)	2,917,145
51,997	Tower Group, Inc.	1,303,565
	Total Insurance	4,220,710

	Internet Software & Services (4.1%)
190,135	Mercadolibre, Inc. (1)	2,549,710

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Internet Software & Services (Continued)
60,885	SINA Corp. (1)	$1,245,707
	Total Internet Software & Services	3,795,417

	Leisure Equipment & Products (0.6%)
286,904	Leapfrog Enterprises, Inc. (1)	576,677

	Life Sciences Tools & Services (2.4%)
45,400	Medivation, Inc. (1)	851,250
250,533	WuXi PharmaTech (Cayman), Inc. (ADR)(1)	1,357,889
	Total Life Sciences Tools & Services	2,209,139

	Machinery (0.9%)
101,600	Chart Industries, Inc. (1)	859,536

	Media (0.9%)
39,400	DreamWorks Animation SKG, Inc. (1)	864,830

	Oil, Gas & Consumable Fuels (6.1%)
96,435	Plains Exploration & Production Co. (1)	2,036,707
72,570	Quicksilver Resources, Inc. (1)	502,910
81,889	Swift Energy Co. (1)	1,254,540
65,080	Whiting Petroleum Corp. (1)	1,887,320
	Total Oil, Gas & Consumable Fuels	5,681,477

	Pharmaceuticals (6.3%)
91,200	Cypress Bioscience, Inc. (1)	775,200
81,529	MAP Pharmaceuticals, Inc. (1)	740,283
323,300	Mylan, Inc. (1)	3,662,989
28,800	XenoPort, Inc. (1)	752,256
	Total Pharmaceuticals	5,930,728

	Road & Rail (0.8%)
43,580	Kansas City Southern (1)	791,413

	Software (9.8%)
75,900	ANSYS, Inc. (1)	1,886,874
251,170	ArcSight, Inc. (1)	2,333,369
196,900	Nuance Communications, Inc. (1)	1,941,434
245,500	Take-Two Interactive Software, Inc.	1,723,410

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Software (Continued)
279,200	VanceInfo Technologies, Inc. (ADR)(1)	$1,312,240
	Total Software	9,197,327

	Specialty Retail (2.2%)
108,800	PetSmart, Inc.	2,042,176

	Wireless Telecommunication Services (1.7%)
407,472	Clearwire Corp. (1)	1,629,888
	Total Common Stock (Cost: $137,037,339) (95.9%)	89,935,564

Principal Amount	Short-Term Investments

$3,743,433	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $3,825,000, U.S. Treasury Bill, 0.35%, due 07/30/09, valued at $3,818,498) (Total Amount to be Received Upon Repurchase $3,743,449)	3,743,433

	Total Short-Term Investments (Cost: $3,743,433) (4.0%)	3,743,433

	Total Investments (Cost: $140,780,772) (99.9%)	93,678,997
	Excess of Other Assets over Liabilities (0.1%)	131,477

	Net Assets (100.0%)	$93,810,474

Notes to the Schedule of Investments:
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Beverages	3.1%
Biotechnology	12.0
Capital Markets	1.3
Commercial Banks	1.4
Commercial Services & Supplies	5.0
Communications Equipment	1.4
Construction & Engineering	3.3
Distributors	2.3
Diversified Consumer Services	2.3
Diversified Financial Services	2.6
Electrical Equipment	0.5
Electronic Equipment, Instruments and Components	2.9
Energy Equipment & Services	3.8
Health Care Equipment & Supplies	5.6
Health Care Providers & Services	4.9
Hotels, Restaurants & Leisure	3.2
Insurance	4.5
Internet Software & Services	4.1
Leisure Equipment & Products	0.6
Life Sciences Tools & Services	2.4
Machinery	0.9
Media	0.9
Oil, Gas & Consumable Fuels	6.1
Pharmaceuticals	6.3
Road & Rail	0.8
Software	9.8
Specialty Retail	2.2
Wireless Telecommunication Services	1.7
Short-Term Investments	4.0
Total	99.9%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Spectrum Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Common Stock	Value

	Aerospace & Defense (5.8% of Net Assets)
5,390	Boeing Co. (The)	$228,051
2,970	General Dynamics Corp.	168,488
3,350	Lockheed Martin Corp.	274,834
1,500	Precision Castparts Corp.	97,425
	Total Aerospace & Defense	768,798

	Auto Components (0.7%)
14,400	Goodyear Tire & Rubber Co. (1)	88,848

	Biotechnology (6.5%)
8,905	Amgen, Inc. (1)	488,439
4,800	Cephalon, Inc. (1)	370,464
	Total Biotechnology	858,903

	Capital Markets (3.5%)
750	BlackRock, Inc.	81,600
3,905	Franklin Resources, Inc.	189,080
16,250	Invesco, Ltd.	191,588
	Total Capital Markets	462,268

	Chemicals (2.5%)
3,550	Ecolab, Inc.	120,558
1,300	Monsanto Co.	98,878
1,650	Praxair, Inc.	102,729
	Total Chemicals	322,165

	Communications Equipment (4.8%)
14,350	Cisco Systems, Inc. (1)	214,819
7,800	Nokia Oyj (SP ADR)	95,706
9,320	Qualcomm, Inc.	322,006
	Total Communications Equipment	632,531

	Computers & Peripherals (1.1%)
5,900	Lexmark International, Inc. (1)	139,712

	Construction & Engineering (2.9%)
7,250	Chicago Bridge & Iron Co. N.V.	81,635
3,150	Foster Wheeler, Ltd. (1)	62,906
11,150	Quanta Services, Inc. (1)	238,387
	Total Construction & Engineering	382,928

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Diversified Financial Services (3.0%)
3,550	IntercontinentalExchange, Inc. (1)	$202,102
7,600	JPMorgan Chase & Co.	193,876
	Total Diversified Financial Services	395,978

	Diversified Telecommunication Services (3.9%)
7,750	AT&T, Inc.	190,805
10,715	Verizon Communications, Inc.	320,057
	Total Diversified Telecommunication Services	510,862

	Electric Utilities (4.1%)
6,700	Exelon Corp.	363,274
5,175	Southern Co. (The)	173,104
	Total Electric Utilities	536,378

	Energy Equipment & Services (3.3%)
1,500	Core Laboratories N.V.	100,785
4,850	FMC Technologies, Inc. (1)	143,511
1,847	Transocean, Ltd. (1)	100,883
8,550	Weatherford International, Ltd. (1)	94,307
	Total Energy Equipment & Services	439,486

	Food & Staples Retailing (3.9%)
9,250	CVS Caremark Corp.	248,640
11,550	Sysco Corp.	257,449
	Total Food & Staples Retailing	506,089

	Food Products (2.2%)
6,700	Kellogg Co.	292,723

	Health Care Equipment & Supplies (2.6%)
39,050	Boston Scientific Corp. (1)	346,374

	Health Care Providers & Services (2.4%)
4,275	Cardinal Health, Inc.	160,954
5,350	UnitedHealth Group, Inc.	151,565
	Total Health Care Providers & Services	312,519

	Health Care Technology (1.7%)
6,650	Cerner Corp. (1)	224,238

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Hotels, Restaurants & Leisure (1.3%)
6,100	Yum! Brands, Inc.	$174,582

	Household Products (2.5%)
5,975	Procter & Gamble Co. (The)	325,638

	Insurance (4.6%)
7,050	ACE, Ltd.	307,803
5,400	AFLAC, Inc.	125,334
2,950	Arch Capital Group, Ltd. (1)	177,442
	Total Insurance	610,579

	Internet Software & Services (2.4%)
925	Google, Inc. (1)	313,140

	Machinery (2.2%)
3,700	Deere & Co.	128,538
3,000	Flowserve Corp.	159,930
	Total Machinery	288,468

	Media (3.7%)
17,005	Comcast Corp.	236,029
17,250	Time Warner, Inc.	160,943
6,100	Viacom, Inc. - Class B (1)	89,975
	Total Media	486,947

	Metals & Mining (1.1%)
8,500	Kinross Gold Corp.	150,280

	Multiline Retail (1.2%)
17,250	Macy’s, Inc.	154,388

	Oil, Gas & Consumable Fuels (10.6%)
5,400	Chevron Corp.	380,808
8,350	ConocoPhillips	396,875
4,250	Exxon Mobil Corp.	325,040
2,400	Occidental Petroleum Corp.	130,920
5,900	Petroleo Brasileiro SA (ADR)	154,580
	Total Oil, Gas & Consumable Fuels	1,388,223

	Pharmaceuticals (2.7%)
5,550	Allergan, Inc.	211,566

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Pharmaceuticals (Continued)
4,800	Merck & Co., Inc.	$137,040
	Total Pharmaceuticals	348,606

	Semiconductors & Semiconductor Equipment (0.9%)
8,000	Texas Instruments, Inc.	119,600

	Software (5.2%)
22,270	Microsoft Corp.	380,817
18,250	Oracle Corp. (1)	307,147
	Total Software	687,964

	Specialty Retail (0.4%)
9,700	OfficeMax, Inc.	53,447

	Tobacco (4.2%)
18,155	Altria Group, Inc.	300,284
6,855	Philip Morris International, Inc.	254,663
	Total Tobacco	554,947

	Total Common Stock (Cost: $17,431,325) (97.9%)	12,877,609

	Total Investments (Cost: $17,431,325) (97.9%)	12,877,609
	Excess of Other Assets over Liabilities (2.1%)	279,097

	Net Assets (100.0%)	$13,156,706

Notes to the Schedule of Investments:
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Spectrum Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	5.8%
Auto Components	0.7
Biotechnology	6.5
Capital Markets	3.5
Chemicals	2.5
Communications Equipment	4.8
Computers & Peripherals	1.1
Construction & Engineering	2.9
Diversified Financial Services	3.0
Diversified Telecommunication Services	3.9
Electric Utilities	4.1
Energy Equipment & Services	3.3
Food & Staples Retailing	3.9
Food Products	2.2
Health Care Equipment & Supplies	2.6
Health Care Providers & Services	2.4
Health Care Technology	1.7
Hotels, Restaurants & Leisure	1.3
Household Products	2.5
Insurance	4.6
Internet Software & Services	2.4
Machinery	2.2
Media	3.7
Metals & Mining	1.1
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	10.6
Pharmaceuticals	2.7
Semiconductors & Semiconductor Equipment	0.9
Software	5.2
Specialty Retail	0.4
Tobacco	4.2
Total	97.9%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Common Stock	Value

	Aerospace & Defense (7.2% of Net Assets)
60,435	Alliant Techsystems, Inc. (1)	$4,883,752
521,060	Hexcel Corp. (1)	4,319,588
129,700	Rockwell Collins, Inc.	4,887,096
	Total Aerospace & Defense	14,090,436

	Auto Components (1.6%)
209,928	WABCO Holdings, Inc.	3,138,424

	Capital Markets (6.6%)
172,580	Federated Investors, Inc. - Class B	3,368,761
302,435	Invesco, Ltd.	3,565,709
330,733	Knight Capital Group, Inc. (1)	5,963,116
	Total Capital Markets	12,897,586

	Chemicals (3.7%)
149,030	Cytec Industries, Inc.	3,046,173
146,040	International Flavors & Fragrances, Inc.	4,179,665
	Total Chemicals	7,225,838

	Commercial Banks (3.2%)
497,800	Fifth Third Bancorp	1,189,742
336,501	First Horizon National Corp.	3,203,490
485,670	Synovus Financial Corp.	1,923,253
	Total Commercial Banks	6,316,485

	Construction & Engineering (1.3%)
65,395	Jacobs Engineering Group, Inc. (1)	2,528,825

	Containers & Packaging (2.5%)
223,900	Pactiv Corp. (1)	4,840,718

	Diversified Financial Services (1.3%)
123,800	Moody’s Corp.	2,651,796

	Electric Utilities (1.7%)
154,040	Hawaiian Electric Industries, Inc.	3,339,587

	Electronic Equipment, Instruments and Components (2.6%)
116,300	Agilent Technologies, Inc. (1)	2,102,704
146,800	Avnet, Inc. (1)	2,909,576
	Total Electronic Equipment, Instruments and Components	5,012,280

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Energy Equipment & Services (3.0%)
128,000	Cameron International Corp. (1)	$2,964,480
268,100	Weatherford International, Ltd. (1)	2,957,143
	Total Energy Equipment & Services	5,921,623

	Food Products (0.8%)
43,800	H.J. Heinz Co.	1,598,700

	Health Care Equipment & Supplies (3.3%)
66,500	Beckman Coulter, Inc.	3,306,380
53,905	Edwards Lifesciences Corp. (1)	3,098,998
	Total Health Care Equipment & Supplies	6,405,378

	Health Care Technology (2.3%)
136,600	Cerner Corp. (1)	4,606,152

	Hotels, Restaurants & Leisure (2.1%)
185,300	Burger King Holdings, Inc.	4,122,925

	Household Durables (3.2%)
200,780	Lennar Corp.	1,543,998
92,285	Snap-on, Inc.	2,785,162
118,200	Toll Brothers, Inc. (1)	2,011,764
	Total Household Durables	6,340,924

	Industrial Conglomerates (2.8%)
103,796	Teleflex, Inc.	5,519,871

	Insurance (9.5%)
101,761	Arch Capital Group, Ltd. (1)	6,120,924
126,570	Assurant, Inc.	3,341,448
50,300	PartnerRe, Ltd.	3,296,159
239,787	Willis Group Holdings, Ltd.	5,937,126
	Total Insurance	18,695,657

	Life Sciences Tools & Services (3.9%)
119,760	Thermo Fisher Scientific, Inc. (1)	4,302,977
120,378	Varian, Inc. (1)	3,351,323
	Total Life Sciences Tools & Services	7,654,300

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value

	Machinery (5.2%)
134,050	Dover Corp.	$3,790,934
128,597	Joy Global, Inc.	2,678,676
89,710	SPX Corp.	3,777,688
	Total Machinery	10,247,298

	Metals & Mining (2.4%)
404,600	Commercial Metals Co.	4,652,900

	Multi-Utilities (4.4%)
96,640	Consolidated Edison, Inc.	3,938,080
103,845	Wisconsin Energy Corp.	4,629,410
	Total Multi-Utilities	8,567,490

	Multiline Retail (1.5%)
339,780	Macy’s, Inc.	3,041,031

	Oil, Gas & Consumable Fuels (2.9%)
68,500	Consol Energy, Inc.	1,867,310
85,280	Murphy Oil Corp.	3,767,670
	Total Oil, Gas & Consumable Fuels	5,634,980

	Semiconductors & Semiconductor Equipment (7.7%)
185,850	Analog Devices, Inc.	3,713,283
259,000	Broadcom Corp. (1)	4,105,150
346,845	Maxim Integrated Products, Inc.	4,588,759
335,113	Verigy, Ltd. (1)	2,784,789
	Total Semiconductors & Semiconductor Equipment	15,191,981

	Specialty Retail (4.0%)
331,300	American Eagle Outfitters, Inc.	2,985,013
101,000	Bed Bath & Beyond, Inc. (1)	2,346,230
127,490	TJX Cos., Inc. (The)	2,475,856
	Total Specialty Retail	7,807,099

	Thrifts & Mortgage Finance (5.9%)
235,391	Hudson City Bancorp, Inc.	2,730,536
382,926	New York Community Bancorp, Inc.	5,073,769
228,348	People’s United Financial, Inc.	3,735,773
	Total Thrifts & Mortgage Finance	11,540,078

	Total Common Stock (Cost: $233,546,008) (96.6%)	189,590,362

See accompanying notes to Schedule of Investments.

Principal
Amount	Short-Term Investments	Value
$8,328,947	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $8,510,000, U.S. Treasury Bill, 0.35%, due 07/30/09, valued at $8,495,533) (Total Amount to be Received Upon Repurchase $8,328,981)	$8,328,947

	Total Short-Term Investments (Cost: $8,328,947) (4.2%)	8,328,947

	Total Investments (Cost: $241,874,955) (100.8%)	197,919,309
	Liabilities in Excess of Other Assets (-0.8%)	(1,665,454)

	Net Assets (100.0%)	$196,253,855

Notes to the Schedule of Investments:
(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	7.2%
Auto Components	1.6
Capital Markets	6.6
Chemicals	3.7
Commercial Banks	3.2
Construction & Engineering	1.3
Containers & Packaging	2.5
Diversified Financial Services	1.3
Electric Utilities	1.7
Electronic Equipment, Instruments and Components	2.6
Energy Equipment & Services	3.0
Food Products	0.8
Health Care Equipment & Supplies	3.3
Health Care Technology	2.3
Hotels, Restaurants & Leisure	2.1
Household Durables	3.2
Industrial Conglomerates	2.8
Insurance	9.5
Life Sciences Tools & Services	3.9
Machinery	5.2
Metals & Mining	2.4
Multi-Utilities	4.4
Multiline Retail	1.5
Oil, Gas & Consumable Fuels	2.9
Semiconductors & Semiconductor Equipment	7.7
Specialty Retail	4.0
Thrifts & Mortgage Finance	5.9
Short-Term Investments	4.2
Total	100.8%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Conservative LifePlan Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (47.9% of Net Assets)
106,330	TCW Core Fixed Income Fund - I Class(1)	$1,030,342
	Diversified Money Market Funds (19.1%)
412,380	TCW Money Market Fund - I Class, 2.28%(1)	412,380
	Diversified U.S. Equity Funds (23.0%)
59,361	TCW Diversified Value Fund - I Class(1)	494,477
	Non-Diversified U.S. Equity Funds (10.5%)
17,526	TCW Large Cap Growth Fund - I Class(1)	225,910

	Total Investment Companies (Cost: $2,168,750) (100.5%)	2,163,109

	Total Investments (Cost: $2,168,750) (100.5%)	2,163,109
	Liabilities in Excess of Other Assets (-0.5%)	(10,883)

	Net Assets (100.0%)	$2,152,226

Notes to the Schedule of Investments:

(1)        Affiliated issuer.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Conservative LifePlan Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	47.9%
Diversified Money Market Funds	19.1
Diversified U.S. Equity Funds	23.0
Non-Diversified U.S. Equity Funds	10.5
Total	100.5%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Moderate LifePlan Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (38.6% of Net Assets)
15,791	TCW Core Fixed Income Fund - I Class(1)	$153,013
5,608	TCW High Yield Bond Fund - I Class(1)	26,359
	Total Diversified Fixed Income Funds	179,372
	Diversified U.S. Equity Funds (22.1%)
12,318	TCW Diversified Value Fund - I Class(1)	102,610
	Exchange-Traded Funds (17.7%)
915	Claymore S&P Global Water Index Fund	11,722
700	iShares S&P Global Healthcare Sector Index Fund	30,065
835	PowerShares WilderHill Clean Energy Portfolio(2)	6,563
900	SPDR FTSE/Macquarie Global Infrastructure 100	33,867
	Total Exchange-Traded Funds	82,217
	Non-Diversified U.S. Equity Funds (23.3%)
3,245	TCW Growth Equities Fund - I Class(1) (2)	25,308
4,340	TCW Large Cap Growth Fund - I Class(1) (2)	55,948
2,457	TCW Value Opportunities Fund - I Class(1)	27,073
	Total Non-Diversified U.S. Equity Funds	108,329

	Total Investment Companies (Cost: $602,768) (101.7%)	472,528

	Total Investments (Cost: $602,768) (101.7%)	472,528
	Liabilities in Excess of Other Assets (-1.7%)	(7,824)

	Net Assets (100.0%)	$464,704

Notes to the Schedule of Investments:

(1)         Affiliated issuer.

(2)         Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Moderate LifePlan Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	38.6%
Diversified U.S. Equity Funds	22.1
Exchange-Traded Funds	17.7
Non-Diversified U.S. Equity Funds	23.3
Total	101.7%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Aggressive LifePlan Fund

Schedule of Investments (Unaudited)	January 31, 2009

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (13.4% of Net Assets)
4,141	TCW Diversified Value Fund - I Class(1)	$34,495
	Diversified U.S. Fixed Income Funds (22.3%)
5,905	TCW Core Fixed Income Fund - I Class(1)	57,220
	Non-Diversified International Fixed Income Funds (6.8%)
2,967	TCW Emerging Markets Income Fund - I Class(1)	17,445
	Non-Diversified U.S. Equity Funds (24.7%)
1,424	TCW Growth Equities Fund - I Class(1)	11,108
3,191	TCW Large Cap Growth Fund - I Class(1) (2)	41,130
1,026	TCW Value Opportunities Fund - I Class(1)	11,310
	Total Non-Diversified U.S. Equity Funds	63,548
	Exchange-Traded Funds (36.2%)
1,140	Claymore S&P Global Water Index Fund	14,604
970	iShares MSCI EAFE Index Fund	37,539
300	iShares S&P Global Healthcare Sector Index Fund	12,885
740	SPDR FTSE/Macquarie Global Infrastructure 100	27,846
	Total Exchange-Traded Funds	92,874

	Total Investment Companies (Cost: $369,252) (103.4%)	265,582

	Total Investments (Cost: $369,252) (103.4%)	265,582
	Liabilities in Excess of Other Assets (-3.4%)	(8,640)

	Net Assets (100.0%)	$256,942

Notes to the Schedule of Investments:

(1)           Affiliated issuer.

(2)           Non-income producing security.

See accompanying notes to Schedule of Investments.

EQUITY FUNDS
TCW Aggressive LifePlan Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry*	Percentage of Net Assets
Diversified U.S. Equity Funds	13.4%
Diversified U.S. Fixed Income Funds	22.3
Exchange-Traded Funds	36.2
Non-Diversified International Fixed Income Funds	6.8
Non-Diversified U.S. Equity Funds	24.7
Total	103.4%

See accompanying notes to Schedule of Investments.

EQUITY FUNDS

TCW Funds, Inc.

Notes to Schedules of Investments (Unaudited)	January 31, 2009

Note 1 - Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 22 no-load mutual funds (the “Funds”) (See Note 6 for subsequent event). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940.  Each Fund has distinct investment objectives.   The following are the objectives for the 16 Equity Funds that are covered in this report:

U.S. Equities
TCW Fund	Investment Objective
Balanced Fund
TCW Balanced Fund	Seeks long-term capital appreciation and high current income by investing in equity and debt securities.

Non-Diversified U.S. Equity Funds
TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 25 to 40 large capitalization companies.

TCW Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 3000 Growth Index.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 30 to 50 large capitalization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of mid and large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies.

TCW Spectrum Fund	Seeks long-term total return by investing in at least 80% of the value of its net assets in equity securities of large cap growth and value companies (See Note 6 for subsequent event).

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

Non-Diversified International Equity Fund
TCW International Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies located in countries in the MSCI EAFE Index (See Note 6 for subsequent event).

Diversified U.S. Equity Funds
TCW Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing at least 80% of the value of its net assets in equity securities of issuers which pay dividends.

TCW Relative Value Small Cap Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

Fund of Funds
TCW Conservative LifePlan Fund	Seeks current income and secondarily, long-term capital appreciation by investing in fixed income funds, equity funds of large cap growth and value companies and money market funds.

TCW Moderate LifePlan Fund

Seeks long-term capital appreciation and secondarily, current income by investing in U.S. equity funds of large cap and mid cap companies and fixed income funds including funds that invest in high yield securities.

TCW Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds, fixed income funds and international funds including emerging markets.

Note 2 —  Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price).  All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.  Investments of LifePlan Funds are valued based on the net asset value per share of the underlying funds.

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the TCW International Equities Fund that invests in foreign equity securities (exclusive of Latin American equity securities) to prevent “time zone arbitrage.”  This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference.  The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market.  The fair value model is utilized each trading day and is not be dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. FAS 157 defines fair value as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds’ investments:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Balanced Fund	$4,405,778	$2,607,292	—	$7,013,070
Diversified Value Fund	467,119,817	18,284,007	—	485,403,824
Dividend Focused Fund	566,877,378	—	—	566,877,378
Focused Equities Fund	56,466,516	—	—	56,466,516
Growth Fund	562,773	43,529	—	606,302
Growth Equities Fund	23,119,899	277,528	—	23,397,427
International Equities Fund	—	19,483,175	—	19,483,175
Large Cap Growth Fund	15,125,448	721,142	—	15,846,590
Relative Value Small Cap Fund	16,170,168	436,105	—	16,606,273
Select Equities Fund	443,604,831	3,442,281	—	447,047,112
Small Cap Growth Fund	89,935,564	3,743,433	—	93,678,997
Spectrum Fund	12,877,609		—	12,877,609
Value Opportunities Fund	189,590,363	8,328,946	—	197,919,309
Conservative LifePlan Fund	2,163,109	—	—	2,163,109
Moderate LifePlan Fund	472,528	—	—	472,528
Aggressive LifePlan Fund	265,582	—	—	265,582

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments.  There were no outstanding securities on loan at January 31, 2009.

Note 3 —  Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders.  Therefore, no federal income tax provision is required.

At January 31, 2009, net unrealized depreciation on investments for federal income tax purposes was as follows (amounts in thousands):

		TCW	TCW	TCW
	TCW	Diversified	Dividend	Focused
	Balanced	Value	Focused	Equities
	Fund	Fund	Fund	Fund

Unrealized Appreciation	$223	$6,080	$13,340	$382
Unrealized (Depreciation)	(1,913)	(199,250)	(291,603)	(16,930)
Net Unrealized Depreciation	$(1,690)	$(193,170)	$(278,263)	$(16,548)
Cost of Investments for Federal
Income Tax Purposes	$8,704	$678,573	$845,141	$73,015

		TCW	TCW	TCW
	TCW	Growth	International	Large Cap
	Growth	Equities	Equities	Growth
	Fund	Fund	Fund	Fund

Unrealized Appreciation	$19	$1,992	$268	$526
Unrealized (Depreciation)	$(284)	$(8,978)	(11,672)	(4,914)
Net Unrealized Depreciation	$(265)	$(6,986)	$(11,404)	$(4,388)
Cost of Investments for Federal
Income Tax Purposes	$871	$30,383	$30,887	$20,235

	TCW
	Relative	TCW	TCW
	Value	Select	Small Cap	TCW
	Small Cap	Equities	Growth	Spectrum
	Fund	Fund	Fund	Fund

Unrealized Appreciation	$1,848	$51,413	$3,701	$188
Unrealized (Depreciation)	(10,400)	(120,110)	(50,983)	(4,961)
Net Unrealized Depreciation	$(8,552)	$(68,697)	$(47,282)	$(4,773)
Cost of Investments for Federal
Income Tax Purposes	$25,158	$515,744	$140,961	$17,651

	TCW	TCW	TCW	TCW
	Value	Conservative	Moderate	Aggressive
	Opportunities	LifePlan	LifePlan	LifePlan
	Fund	Fund	Fund	Fund

Unrealized Appreciation	$13,203	$7	$2	$—
Unrealized (Depreciation)	(67,573)	(13)	(258)	(117)
Net Unrealized Depreciation	$(54,370)	$(6)	$(256)	$(117)
Cost of Investments for Federal
Income Tax Purposes	$252,289	$2,169	$728	$383

The Funds are subject to the provisions of FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at January 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the three months ended January 31, 2009.  The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 4 — Transactions with Affiliates

The summary of LifePlan Funds transactions in the securities of affiliated issuers for the period ended November 1, 2008 through January 31, 2009 is as follows:

	Number of			Number of		Dividends		Distributions Received
	Shares			Shares		and		from and
	Held			Held	Value	Interest		Net
	Beginning	Gross	Gross	End of	at End	Income		Realized
Name of Affiliated Issuer	of Period	Additions	Reductions	Period	of Period	Received		Gain
					(in thousands)
TCW Conservative LifePlan Fund
TCW Core Fixed Income Fund	51,402	56,695	1,767	106,330	$1,030	$16		$4
TCW Diversified Value Fund	—	60,077	716	59,361	495	—		—
TCW Large Cap Growth Fund	—	17,731	205	17,526	226	—		—
TCW Money Market Fund	253,641	272,324	113,585	412,380	412	2		—
TCW Spectrum Fund	42,511	61,418	103,929	—	—	9		—
Total					$2,163	$27		$4

TCW Moderate LifePlan Fund
TCW Core Fixed Income Fund	20,182	7,597	11,988	15,791	$153	$2		$1
TCW Diversified Value Fund	16,436	6,138	10,256	12,318	103	2		—
TCW Growth Equities Fund	2,965	2,438	2,158	3,245	25	—		—
TCW High Yield Bond Fund	6,991	2,658	4,041	5,608	26	1		—
TCW Large Cap Growth Fund	6,054	2,163	3,877	4,340	56	—		—
TCW Value Opportunities Fund	3,398	1,288	2,229	2,457	27	—	(1)	—
Total					$390	$5		$1

TCW Aggressive LifePlan Fund
TCW Core Fixed Income Fund	8,068	143	2,306	5,905	$57	$1		$—	(1)
TCW Diversified Value Fund	4,109	91	59	4,141	35	1		—
TCW Emerging Markets Income Fund	2,812	193	38	2,967	18	1		—
TCW Growth Equities	718	725	19	1,424	11	—		—
TCW International Equities Fund	4,701	1,811	6,512	—	—	1		—
TCW Large Cap Growth Fund	3,235	—	44	3,191	41	—		—
TCW Value Opportunities Fund	543	497	14	1,026	11	—	(1)	—
Total					$173	$4		$—

(1) Amount rounds to less than $1 (in thousands).

Note 5 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There were no restricted securities at January 31, 2009.

Note 6 — Subsequent Event

In January 2009, the Board of Directors approved the liquidation of the TCW International Equities Fund and the TCW Spectrum Fund to be effective on February 27, 2009.  The shareholders will be redeemed on that date with that day’s NAV.

Effective March 1, 2009, the name of the TCW Diversified Value Fund changed to the TCW Relative Value Large Cap Fund; the name of the TCW Conservative LifePlan Fund changed to the TCW Conservative Allocation Fund; the name of the TCW Moderate LifePlan Fund changed to the TCW Moderate Allocation Fund; and the name of TCW Aggressive LifePlan Fund changed to the TCW Aggressive Allocation Fund.  There is no change in the investment objectives of the funds.

FIXED INCOME FUNDS

TCW Money Market Fund

Schedule of Investments (Unaudited)	January 31, 2009

Principal Amount	Short-Term Investments	Value(1)

	Commercial Paper (36.4% of Net Assets)
$25,000,000	Abbey National North America LLC, 2.88%, due 02/24/09	$24,956,000
25,000,000	Barclays U.S. Funding Corp., 3.055%, due 02/18/09	24,966,055
25,000,000	BNP Paribas Finance, Inc., 2.99%, due 02/09/09(2) (3)	24,998,571
35,000,000	BP Capital Markets PLC, 0.25%, due 02/02/09	35,000,000
15,000,000	Calyon North America, Inc., 0.32%, due 02/02/09	15,000,000
10,000,000	Calyon North America, Inc., 2.955%, due 02/02/09	10,000,000
20,000,000	Cargill, Inc., 0.3%, due 02/02/09	20,000,000
2,300,000	Illinois Tool Works, Inc., 5.75%, due 03/01/09	2,304,620
20,000,000	ING US Funding LLC, 2.97%, due 02/06/09	19,993,400
25,000,000	Prudential Funding LLC, 0.25%, due 02/02/09	25,000,000
10,000,000	Prudential Funding LLC, 0.39%, due 02/27/09	9,997,292
35,000,000	Siemens Capital Co. LLC, 0.25%, due 02/02/09	35,000,000
15,000,000	State Street Corp., 0.33%, due 02/12/09	14,998,625

	Total Commercial Paper (Cost $262,201,457)	262,214,563

	Corporate Fixed Income Securities (31.8%)
6,900,000	American Express Bank FSB, 0.413%, due 06/22/09	6,881,768
7,550,000	American Express Credit Corp., 0.419%, due 05/19/09	7,529,300
3,688,000	American Express Credit Corp., 0.49%, due 04/06/09	3,683,293
2,005,000	American Express Credit Corp., 4.75%, due 06/17/09	2,007,974
5,000,000	Bank of America Corp., 0.3%, due 02/02/09	5,000,000
2,700,000	Bank of America Corp., 2.299%, due 02/17/09	2,699,900
10,000,000	Bank of America Corp., 5.875%, due 02/15/09(2) (3)	10,004,790
8,340,000	Bank of America Corp., 7.125%, due 03/01/09(2) (3)	8,355,904
5,000,000	Citigroup Global Markets Holdings, Inc., 1.971%, due 03/17/09	4,995,635
3,125,000	Citigroup, Inc., 2.397%, due 03/02/09	3,123,451
5,000,000	Citigroup, Inc., 3.625%, due 02/09/09(2) (3)	4,998,710
1,100,000	Citigroup, Inc., 6.2%, due 03/15/09	1,103,256
4,175,000	Credit Suisse USA, Inc., 4.7%, due 06/01/09	4,189,774
8,227,000	HSBC Finance Corp., 5.875%, due 02/01/09(2) (3)	8,227,000
4,000,000	HSBC USA, Inc., 6.625%, due 03/01/09	4,007,857
5,000,000	International Lease Finance Corp., 3.5%, due 04/01/09(2) (3)	4,898,630
5,000,000	International Lease Finance Corp., 6.375%, due 03/15/09(2) (3)	4,947,425
35,000,000	JPMorgan Chase & Co., 0.25%, due 02/02/09	35,000,000
25,000,000	PACCAR Financial Corp., 2.26%, due 06/03/09	24,996,061
11,500,000	SunTrust Banks, Inc., 1.476%, due 06/26/09	11,471,248
50,000,000	Toyota Motor Credit Corp., 0.73%, due 09/11/09	50,000,000
3,515,000	Wachovia Corp., 3.625%, due 02/17/09(2) (3)	3,515,239
13,900,000	Wachovia Corp., 6.15%, due 03/15/09(2) (3)	13,920,294

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value
$3,600,000	Wachovia Corp., 6.375%, due 02/01/09(2) (3)	$3,600,000

	Total Corporate Fixed Income Securities (Cost $229,351,788)	229,157,509

Number of Shares
	Money Market Investments (9.9%)
35,419,000	BlackRock Liquidity TempFund, 1.282%	35,419,000
35,585,000	Morgan Stanley Institutional Liquidity Fund, 0.505%	35,585,000

	Total Money Market Investments (Cost $71,004,000)	71,004,000

Principal Amount
	Repurchase Agreements (21.8%)
$156,979,000	Deutsche Bank LLC, 0.24%, due 02/02/09 (collateralized by a $25,000,000, Fannie Mae, 6.0%, due 05/26/23 valued at $24,321,417, Total Amount to be Received Upon Repurchase $24,054,750; $47,205,000 Federal Farm Credit Banks, 4.75%, due 05/07/10 valued at $49,875,924, Total Amount to be Received Upon Repurchase $49,358,964; $28,405,000 Federal Farm Credit Banks, 5.125%, due 08/25/16 valued at $32,191,840, Total Amount to be Received Upon Repurchase $31,565,056; $51,195,500, U.S. Treasury Note, 3.875%, due 07/15/10 valued at $53,729,455, Total Amount to be Received Upon Repurchase $53,647,253)	156,979,000
1,908	State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $5,000, U.S. Treasury Bill, 0.25%, due 05/14/09 valued at $4,997) (Total Amount to be Received Upon Repurchase $1,908)	1,908

	Total Repurchase Agreements (Cost $156,980,908)	156,980,908

	Total Short-Term Investments (Cost: $719,538,153) (99.9%)	719,356,980

Capital Commitment	Other
$181,173	Capital Support Agreement with Affiliate (3) (4)	181,173

	Total Other (Cost $0) (0.0%)	181,173

	Total Investments (Cost: $719,538,153) (99.9%)	719,538,153
	Excess of Other Assets over Liabilities (0.1%)	545,587

	Net Assets (100.0%)	$720,083,740

Notes to the Schedule of Investments:

(1)           Amortized Cost unless otherwise noted (See Note 2 under “Security Valuation”).

(2)           Security is covered under the Capital Support Agreement (Note 3).

(3)           Fair valued security (Note 2).

(4)           See Note 3.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Money Market Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Automotive	3.5%
Banking	76.7
Commercial Services	6.2
Financial Services	1.3
Household Products	0.3
Short-Term Investments	11.9
Other	0.0
Total	99.9%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2009

Principal Amount	Fixed Income Securities	Value

	Corporate Bonds

	Aerospace & Defense (0.3% of Net Assets)
$175,625	L-3 Communications Corp., 6.375%, due 10/15/15	$164,937
175,000	Northrop Grumman Corp., 7.75%, due 02/15/31	197,668
	Total Aerospace & Defense	362,605

	Automotive (0.3%)
250,000	Daimler Finance North America LLC, 6.5%, due 11/15/13	238,432
250,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	249,999
15,000	Ford Motor Co., 7.45%, due 07/16/31	3,338
25,000	General Motors Corp., 8.375%, due 07/15/33	3,750
	Total Automotive	495,519

	Banking (3.7%)
200,000	American Express Credit Corp., 5%, due 12/02/10	197,417
325,000	Asian Development Bank (Supranational), 4.125%, due 09/15/10	336,161
275,000	Bank of America Corp., 5.625%, due 10/14/16	248,331
175,000	Bank of America Corp., 5.65%, due 05/01/18	158,633
325,000	Bank of New York Mellon Corp. (The), 4.95%, due 11/01/12	329,436
425,000	Citigroup, Inc., 6.125%, due 05/15/18	389,769
270,000	Ford Motor Credit Co. LLC, 7%, due 10/01/13	167,400
175,000	General Electric Capital Corp., 4.8%, due 05/01/13	170,984
250,000	General Electric Capital Corp., 5.875%, due 02/15/12	257,274
61,000	GMAC LLC, (144A), 6%, due 12/15/11(1)	44,530
50,000	John Deere Capital Corp., 4.9%, due 09/09/13	51,194
125,000	John Deere Capital Corp., 5.1%, due 01/15/13	129,139
275,000	JPMorgan Chase & Co., 4.75%, due 03/01/15	260,622
150,000	JPMorgan Chase & Co., 6%, due 01/15/18	151,315
125,000	Korea Development Bank (South Korea), 5.3%, due 01/17/13	111,566
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	225,294
125,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	124,677
100,000	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	119,660
275,000	PNC Funding Corp., 5.25%, due 11/15/15	254,342
150,000	PNC Funding Corp., 5.625%, due 02/01/17	140,568
300,000	Textron Financial Corp., 4.6%, due 05/03/10	247,685
50,000	Textron Financial Corp., 5.125%, due 11/01/10	37,369
350,000	US Bank N.A., 6.3%, due 02/04/14	372,764
250,000	Wachovia Bank N.A., 7.8%, due 08/18/10	261,408
175,000	Wells Fargo & Co., 4.375%, due 01/31/13	172,551
250,000	Wells Fargo & Co., 6.45%, due 02/01/11	258,690
	Total Banking	5,218,779

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Beverages, Food & Tobacco (1.5%)
$125,000	Campbell Soup Co., 6.75%, due 02/15/11	$136,103
350,000	Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14	396,762
175,000	ConAgra Foods, Inc., 6.75%, due 09/15/11	181,059
135,000	Dean Foods Co., 7%, due 06/01/16	124,538
150,000	Dole Foods Co., 7.25%, due 06/15/10	126,750
175,000	Kellogg Co., 7.45%, due 04/01/31	202,920
125,000	Kraft Foods, Inc., 5.25%, due 10/01/13	129,729
140,000	Kraft Foods, Inc., 6%, due 02/11/13	148,737
50,000	Kraft Foods, Inc., 6.25%, due 06/01/12	53,640
125,000	PepsiCo, Inc., 4.65%, due 02/15/13	134,285
150,000	PepsiCo, Inc., 7.9%, due 11/01/18	182,659
200,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	135,000
125,000	SUPERVALU, Inc., 7.5%, due 11/15/14	118,750
	Total Beverages, Food & Tobacco	2,070,932

	Building Materials (0.1%)
205,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	114,288

	Chemicals (0.3%)
225,000	Du Pont (E. I.) de Nemours & Co., 5.875%, due 01/15/14	240,503
60,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16(1)	3,300
105,000	Mosaic Co., (144A), 7.625%, due 12/01/16(1)	99,750
5,000	Mosaic Co., (144A), 7.375%, due 12/01/14(1)	4,750
25,000	Nova Chemicals Corp., 5.72%, due 11/15/13	6,375
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	16,300
30,000	Westlake Chemical Corp., 6.625%, due 01/15/16	16,050
	Total Chemicals	387,028

	Coal (0.1%)
15,000	Massey Energy Co., 6.875%, due 12/15/13	13,163
95,000	Peabody Energy Corp., 6.875%, due 03/15/13	92,862
	Total Coal	106,025

	Commercial Services (0.7%)
50,000	Allied Waste North America, Inc., 6.375%, due 04/15/11	49,500
100,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	100,000
175,000	Aramark Services, Inc., 8.5%, due 02/01/15	169,312
25,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16(1)	14,875
50,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	16,000
60,000	Education Management LLC, 8.75%, due 06/01/14	51,150

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Commercial Services (Continued)
$25,000	Hertz Corp., 8.875%, due 01/01/14	$16,438
10,000	Inergy LP/Inergy Finance Corp., 8.25%, due 03/01/16	9,000
275,000	International Lease Finance Corp., 5.875%, due 05/01/13	199,375
115,000	Iron Mountain, Inc., 8%, due 06/15/13	106,950
125,000	Service Corporation International, 6.75%, due 04/01/15	114,375
50,000	Waste Management, Inc., 7%, due 07/15/28	39,840
125,000	Waste Management, Inc., 7.75%, due 05/15/32	111,801
	Total Commercial Services	998,616

	Communications (0.1%)
130,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.5%, due 01/15/13(1)	122,850
50,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.875%, due 01/15/15(1)	46,000
	Total Communications	168,850

	Computer Integrated Systems Design (0.0%)
40,000	Unisys Corp., 8%, due 10/15/12	14,600

	Computers & Information (0.2%)
200,000	3M Co., 5.7%, due 03/15/37	196,581
100,000	Jabil Circuit, Inc., 8.25%, due 03/15/18	82,000
	Total Computers & Information	278,581

	Cosmetic & Personal Care (0.1%)
200,000	Procter & Gamble Co., 5.55%, due 03/05/37	199,318

	Data Processing & Preparation (0.0%)
105,000	First Data Corp., 9.875%, due 09/24/15	58,800

	Electric Utilities (1.9%)
100,000	AES Corp., 7.75%, due 03/01/14	94,750
100,000	AES Corp., 8%, due 10/15/17	94,250
125,000	American Electric Power Co., Inc., 5.25%, due 06/01/15	114,907
200,000	Carolina Power & Light Co., 5.95%, due 03/01/09	200,190
150,000	Carolina Power & Light Co., 6.5%, due 07/15/12	155,058
125,000	Dominion Resources, Inc., 5.15%, due 07/15/15	120,079
250,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	203,125
50,000	Edison Mission Energy, 7%, due 05/15/17	46,375
150,000	Edison Mission Energy, 7.5%, due 06/15/13	144,750
30,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17(1)	27,600
120,000	Ipalco Enterprises, Inc., (144A), 7.25%, due 04/01/16(1)	110,700
250,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	220,157

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Electric Utilities (Continued)
$135,000	Mirant North America LLC, 7.375%, due 12/31/13	$130,950
175,000	NRG Energy, Inc., 7.375%, due 02/01/16	168,000
100,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	123,489
15,000	PNM Resources, Inc., 9.25%, due 05/15/15	13,500
100,000	PSEG Energy Holdings, 8.5%, due 06/15/11	98,250
130,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	114,721
105,000	Reliant Energy, Inc., 7.625%, due 06/15/14	85,313
200,000	Southern Power Co., 4.875%, due 07/15/15	182,190
175,000	Texas Competitive Electric Holdings Co., LLC, (144A), 10.5%, due 11/01/15(1)	130,594
100,000	Virginia Electric and Power Co., 8.875%, due 11/15/38	129,021
	Total Electric Utilities	2,707,969

	Electrical Equipment (0.0%)
25,000	Baldor Electric Co., 8.625%, due 02/15/17	21,000

	Electronics (0.4%)
165,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	141,900
400,000	Cisco Systems, Inc., 5.5%, due 02/22/16	428,347
125,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	27,656
40,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	11,200
30,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	12,900
	Total Electronics	622,003

	Entertainment & Leisure (0.4%)
20,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	10,400
40,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15(1)	14,800
120,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15(1)	76,200
115,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14(1)	78,200
350,000	Xerox Corp., 5.5%, due 05/15/12	326,159
	Total Entertainment & Leisure	505,759

	Financial Services (1.4%)
35,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	28,525
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	432,852
400,000	BP Capital Markets PLC, 5.25%, due 11/07/13	429,135
275,000	Credit Suisse USA, Inc., 4.125%, due 01/15/10	278,071
225,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	203,055
100,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	91,332
100,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	29,000
155,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	130,200

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Financial Services (Continued)
$15,000	MCBC Holdings, Inc., (144A), 10.751%, due 10/15/14(1)	$4,500
350,000	Morgan Stanley, 6.625%, due 04/01/18	320,777
267,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15(1)	77,430
	Total Financial Services	2,024,877

	Food Retailers (0.1%)
125,000	Kroger Co., 5.5%, due 02/01/13	127,722
50,000	Kroger Co., 6.75%, due 04/15/12	53,246
	Total Food Retailers	180,968

	Forest Products & Paper (0.2%)
10,000	Abitibi-Bowater, Inc., 6.5%, due 06/15/13	1,825
20,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11	2,800
10,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	5,400
25,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	10,000
25,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17(1)	22,875
150,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	146,250
125,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	94,375
20,000	Neenah Paper, Inc., 7.375%, due 11/15/14	10,900
35,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	14,525
	Total Forest Products & Paper	308,950

	General Obligations (0.2%)
275,000	International Bank for Reconstruction & Development, 3.5%, due 10/08/13	287,812

	Healthcare Providers (0.5%)
165,000	Community Health Systems, Inc., 8.875%, due 07/15/15	159,225
175,000	HCA, Inc., 9.25%, due 11/15/16	164,062
35,000	HCA, Inc., 6.3%, due 10/01/12	28,875
115,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	93,725
150,000	Tenet Healthcare Corp., 7.375%, due 02/01/13	122,250
105,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	74,550
50,000	US Oncology, Inc., 10.75%, due 08/15/14	45,313
	Total Healthcare Providers	688,000

	Heavy Construction (0.1%)
105,000	Centex Corp., 7.5%, due 01/15/12	93,450

	Home Construction, Furnishings & Appliances (0.1%)
15,000	BE Aerospace, Inc., 8.5%, due 07/01/18	14,137
25,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	8,000

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Home Construction, Furnishings & Appliances (Continued)
$105,000	K Hovnanian Enterprises, Inc., 11.5%, due 05/01/13	$86,625
120,000	KB Home, 7.25%, due 06/15/18	86,400
25,000	Standard Pacific Corp., 7%, due 08/15/15	13,250
20,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	3,800
	Total Home Construction, Furnishings & Appliances	212,212

	Household Products (0.1%)
150,000	Fortune Brands, Inc., 5.375%, due 01/15/16	129,872

	Industrial - Diversified (0.0%)
30,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	13,200

	Insurance (0.6%)
225,000	Allstate Corp. (The), 5%, due 08/15/14	212,595
125,000	American International Group, 5.6%, due 10/18/16	90,000
20,000	Leucadia National Corp., 7%, due 08/15/13	16,800
275,000	MetLife, Inc., 5.7%, due 06/15/35	234,446
175,000	WellPoint, Inc., 5.25%, due 01/15/16	161,153
100,000	WellPoint, Inc., 5.875%, due 06/15/17	94,516
	Total Insurance	809,510

	Lodging (0.4%)
306,000	Harrah’s Operating Co., Inc., (144A), 10%, due 12/15/18(1)	110,160
10,000	M T R Gaming Group, Inc., 9%, due 06/01/12	5,000
50,000	MGM Mirage, Inc., 7.625%, due 01/15/17	27,250
200,000	MGM Mirage, Inc., 8.5%, due 09/15/10	161,000
233,000	Starwood Hotels & Resorts, 7.875%, due 05/01/12	202,710
	Total Lodging	506,120

	Media - Broadcasting & Publishing (0.9%)
50,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15(1)	38,000
150,000	CBS Corp., 5.625%, due 08/15/12	129,627
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital, (144A), 8%, due 04/30/12(1)	128,250
25,000	CMP Susquehanna Corp., 9.875%, due 05/15/14	875
150,000	CSC Holdings, Inc., 7.625%, due 04/01/11	148,500
75,000	CSC Holdings, Inc., (144A), 8.5%, due 04/15/14(1)	73,500
25,000	Dex Media, Inc., 8%, due 11/15/13	3,125
25,000	DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, due 05/15/16	24,500
75,000	DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, due 03/15/13	75,750
210,000	Echostar DBS Corp., 7%, due 10/01/13	198,975

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Media - Broadcasting & Publishing (Continued)
$30,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	$25,650
150,000	News America, Inc., 6.4%, due 12/15/35	139,599
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	223,852
50,000	Univision Communications, Inc., 7.85%, due 07/15/11	33,500
30,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15(1)	4,650
125,000	Viacom, Inc., 6.875%, due 04/30/36	92,967
	Total Media - Broadcasting & Publishing	1,341,320

	Medical Supplies (0.3%)
240,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17	268,500
100,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15(1)	88,250
15,000	Biomet, Inc., 10%, due 10/15/17	15,262
100,000	Biomet, Inc., 10.375%, due 10/15/17	89,500
	Total Medical Supplies	461,512

	Metals (0.4%)
140,000	AK Steel Corp., 7.75%, due 06/15/12	117,250
15,000	Belden, Inc., 7%, due 03/15/17	11,400
125,000	BHP Billiton Finance USA, Ltd. (Australia), 5.25%, due 12/15/15	116,500
80,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	68,100
30,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	24,825
75,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	55,500
25,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	14,375
125,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	100,312
105,000	US Steel Corp., 7%, due 02/01/18	77,324
	Total Metals	585,586

	Miscellaneous (0.1%)
150,000	International Bank for Reconstruction & Development (Supranational), 4.125%, due 06/24/09	151,421

	Oil & Gas (1.2%)
75,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	46,875
100,000	Chesapeake Energy Corp., 7%, due 08/15/14	88,250
55,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	46,750
10,000	Denbury Resources, Inc., 7.5%, due 04/01/13	8,500
15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	12,375
135,000	El Paso Corp., 7.875%, due 06/15/12	131,625
250,000	EnCana Corp. (Canada), 5.9%, due 12/01/17	215,873
75,000	Forest Oil Corp., 7.25%, due 06/15/19	62,250
275,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	264,290

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Oil & Gas (Continued)
$100,000	Knight, Inc., 6.5%, due 09/01/12	$93,000
15,000	Newfield Exploration Co., 7.125%, due 05/15/18	13,275
20,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	9,400
15,000	PetroHawk Energy Corp., (144A), 7.875%, due 06/01/15(1)	12,375
70,000	PetroHawk Energy Corp., 9.125%, due 07/15/13	64,400
120,000	PetroHawk Energy Corp., (144A), 10.5%, due 08/01/14(1)	112,800
30,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	20,550
132,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	102,300
25,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18(1)	19,500
5,000	Whiting Petroleum Corp., 7%, due 02/01/14	4,000
275,000	XTO Energy, Inc., 5.65%, due 04/01/16	258,882
150,000	XTO Energy, Inc., 6.25%, due 08/01/17	145,756
	Total Oil & Gas	1,733,026

	Pharmaceuticals (0.7%)
200,000	Abbott Laboratories, 5.6%, due 11/30/17	214,765
200,000	Eli Lilly & Co., 5.2%, due 03/15/17	202,328
200,000	Johnson & Johnson, 5.95%, due 08/15/37	218,266
150,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	133,255
30,000	Omnicare, Inc., 6.875%, due 12/15/15	27,300
75,000	Wyeth, 5.45%, due 04/01/17	78,038
125,000	Wyeth, 5.5%, due 02/01/14	132,583
	Total Pharmaceuticals	1,006,535

	Prepackaged Software (0.0%)
10,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	8,300

	Radio Telephone Communications (0.2%)
225,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	263,983
20,000	Nextel Communications, Inc., 7.375%, due 08/01/15	9,193
	Total Radio Telephone Communications	273,176

	Real Estate (0.4%)
115,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13	98,325
300,000	Simon Property Group, LP (REIT), 5.1%, due 06/15/15	227,945
275,000	Simon Property Group, LP (REIT), 5.25%, due 12/01/16	204,083
	Total Real Estate	530,353

	Retailers (0.2%)
100,000	Dollarama Group, LP (Canada), 8.875%, due 08/15/12	80,000
5,000	Harry & David Holdings, Inc., 7.203%, due 03/01/12	1,550

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Retailers (Continued)
$10,000	Harry & David Holdings, Inc., 9%, due 03/01/13	$3,100
150,000	JC Penney Corp., Inc., 6.375%, due 10/15/36	92,950
110,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	50,050
50,000	Staples, Inc., 9.75%, due 01/15/14	53,125
	Total Retailers	280,775

	Sovereign Government (0.2%)
225,000	United Mexican States, 5.625%, due 01/15/17	218,700

	Telephone Communications, exc. Radio (0.7%)
100,000	AT&T Corp., 8%, due 11/15/31	118,440
10,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	5,000
195,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	173,306
35,000	Citizens Communications Co., 6.625%, due 03/15/15	31,500
155,000	Citizens Communications Co., 9%, due 08/15/31	116,250
125,000	Embarq Corp., 7.995%, due 06/01/36	99,041
75,000	Qwest Capital Funding, Inc., 7.25%, due 02/15/11	69,375
30,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	25,500
95,000	Qwest Corp., 7.625%, due 06/15/15	85,738
100,000	Qwest Corp., 8.875%, due 03/15/12	99,250
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	116,801
125,000	Verizon Communications, Inc., 6.9%, due 04/15/38	129,749
	Total Telephone Communications, exc. Radio	1,069,950

	Telephone Systems (0.9%)
200,000	Deutsche Telekom International Finance AG (Netherlands), 8.5%, due 06/15/10	211,350
300,000	Koninklijke KPN NV (Netherlands), 8.375%, due 10/01/30	307,569
200,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	146,000
160,000	Sprint Capital Corp., 8.75%, due 03/15/32	99,887
100,000	Sprint Capital Corp., 8.375%, due 03/15/12	80,866
225,000	Telefonica Emisiones, S.A.U. (Spain), 7.045%, due 06/20/36	250,079
175,000	Windstream Corp., 8.625%, due 08/01/16	171,062
	Total Telephone Systems	1,266,813

	Transportation (0.3%)
100,000	Canadian National Railway Co. (Canada), 4.4%, due 03/15/13	98,914
125,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	128,007
200,000	United Parcel Service, Inc., 5.5%, due 01/15/18	208,720
	Total Transportation	435,641

	Total Corporate Bonds (Cost: $29,230,912) (20.3%)	28,948,751

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (43.1%)
$2,181,092	American Home Mortgage Assets (07-3-22A1), 6.25%, due 06/25/37	$1,288,599
5,283,000	BCAP LLC Trust (06-RR1-PE), 5%, due 11/25/36	2,158,693
1,220,835	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	885,123
2,500,000	CitiMortgage Alternative Loan Trust (07-A3-1A4), 5.75%, due 03/25/37	2,028,104
1,860,669	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	1,029,178
2,008,000	Countrywide Alternative Loan Trust (07-19-1A4), 6%, due 08/25/37	1,177,085
295,375	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	266,604
871,952	Countrywide Home Loans Mortgage Pass Through Trust (07-4-1A1), 6%, due 05/25/37	550,638
956,222	Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33	883,034
438,434	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	416,786
2,266,349	Credit Suisse Mortgage Capital Certificates (06-7-7A1), 1.089%, due 08/25/36	1,230,052
1,548,933	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,590,602
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	1,023,860
3,750,000	Federal Home Loan Mortgage Corp. (2688-DG), 4.5%, due 10/15/23	3,682,620
877,271	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	889,627
288,979	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	293,715
1,289,904	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,288,743
260,824	Federal Home Loan Mortgage Corp. (2897-SD), 11.591%, due 10/15/31 (I/F) (TAC)	245,007
1,338,545	Federal Home Loan Mortgage Corp. (3042-EZ), 4.5%, due 09/15/35	1,340,029
3,443,045	Federal Home Loan Mortgage Corp. (3232-MC), 5%, due 10/15/36	3,600,526
3,539,109	Federal Home Loan Mortgage Corp. (3241-HC), 5%, due 11/15/36	3,568,568
1,090,520	Federal Home Loan Mortgage Corp. (3330-SB), 22.612%, due 06/15/37 (I/F) (TAC)	1,125,405
1,085,794	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,014,881
414,541	Federal National Mortgage Association (01-14-SH), 10.798%, due 03/25/30 (I/F)	510,216
338,631	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	337,171
880,647	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	900,163
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,536,624
5,015,000	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	5,028,608
2,717,182	Federal National Mortgage Association (06-119-JP), 4.5%, due 12/25/36 (PAC)	2,735,093
1,367,921	Federal National Mortgage Association (07-27-ZM), 5.5%, due 04/25/37	1,385,874
1,210,784	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,133,099
22,781,627	Government National Mortgage Association (08-4-SA), 6.182%, due 01/20/38 (I/O) (I/F)	1,301,790
1,000,000	GSAA Trust (06-15-AF3A), 5.883%, due 09/25/36	623,590
2,705,613	GSR Mortgage Loan Trust (05-AR6-3A1), 4.56%, due 09/25/35	1,953,078
2,419,577	Indymac IMSC Mortgage Loan Trust (07-AR1-2A1), 6.433%, due 06/25/37	1,193,522
2,612,515	Indymac Index Mortgage Loan Trust (07-AR7-2A1), 5.736%, due 06/25/37	1,203,465
2,699,825	JP Morgan Alternative Loan Trust (06-S1-1A9), 5.75%, due 03/25/36	1,147,086
3,456,885	JP Morgan Mortgage Trust (06-S2-1A4), 5.5%, due 07/25/36	1,038,929
2,151,962	JP Morgan Mortgage Trust (06-S2-2A1), 5%, due 07/25/36	1,663,736
2,703,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	1,415,687
898,645	JP Morgan Mortgage Trust (07-S3-1A64), 7.5%, due 07/25/37	586,086

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value
$1,000,000		Morgan Stanley Mortgage Loan Trust (06-17XS-A3A), 5.651%, due 10/25/46	$713,447
1,205,383		Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	784,272
2,588,716		Residential Asset Securitization Trust (07-A2-1A6), 6%, due 04/25/37	1,262,386
974,535		Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37	595,801
1,419,920		Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.086%, due 03/25/36	975,813
		Total Collateralized Mortgage Obligations (Cost: $63,385,216)	61,603,015

		Foreign Government Bonds & Notes (1.8%)
AUD	95,000	Australian Government Bond, 6%, due 02/15/17	69,118
EUR	100,000	Bonos Y Oblig Del Estado (Spain), 3.15%, due 01/31/16	120,272
EUR	278,000	Buoni Poliennali Del Tesoro (BTP) (Italy), 3.75%, due 08/01/16	347,561
CAD	75,000	Canadian Government Bond, 4.25%, due 06/01/18	66,450
EUR	130,000	Federal Republic of Germany, 3.5%, due 01/04/16	171,774
EUR	150,000	French Republic, 3.25%, due 04/25/16	190,818
USD	150,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	159,784
JPY	37,000,000	Japan Government Bond, 1.5%, due 09/20/18	421,348
EUR	75,000	Kingdom of the Netherlands, 4.5%, due 07/15/17	100,409
USD	175,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	185,596
USD	175,000	Province of Quebec (Canada), 7.5%, due 09/15/29	221,018
USD	250,000	Republic of Poland, 6.25%, due 07/03/12	261,000
USD	125,000	State of Israel, 4.625%, due 06/15/13	129,498
CHF	75,000	Swiss Confederation, 3%, due 01/08/18	69,300
GBP	50,000	Treasury GILT (Great Britain), 4%, due 09/07/16	74,409
		Total Foreign Government Bonds & Notes (Cost: $2,646,907)	2,588,355

		U.S. Government Agency Obligations (19.8%)
3,300,000		Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	3,585,128
2,150,000		Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	2,324,293
1,100,000		Federal Home Loan Mortgage Corp., 4.125%, due 10/18/10	1,149,642
1,142,894		Federal Home Loan Mortgage Corp., Pool #1A1127, 6.486%, due 01/01/37	1,174,763
295,584		Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	303,916
137,434		Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	141,222
286,948		Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	294,354
4,100,000		Federal National Mortgage Association, 2.75%, due 04/11/11	4,190,904
3,700,000		Federal National Mortgage Association, 4.75%, due 11/19/12	4,038,332
2,000,000		Federal National Mortgage Association, 5.25%, due 09/15/16	2,206,618
286,026		Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	293,319
485,938		Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	502,824
212,994		Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	223,763
1,056,834		Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	1,071,365
616,385		Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	626,402
372,130		Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	381,619
3,474,738		Federal National Mortgage Association, Pool #949750, 5.5%, due 09/01/37	3,532,940

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$534,558	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	$541,708
1,657,380	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,693,221
	Total U.S. Government Agency Obligations (Cost: $27,227,132)	28,276,333

	U.S. Treasury Bonds (5.8%)
850,000	U.S. Treasury Bond, 4.5%, due 02/15/36	963,422
1,200,000	U.S. Treasury Bond, 5.25%, due 11/15/28	1,419,562
200,000	U.S. Treasury Bond, 8.125%, due 08/15/19	280,813
1,410,450	U.S. Treasury Inflation Indexed Bond, 2.375%, due 01/15/25	1,375,189
1,369,147	U.S. Treasury Inflation Indexed Bond, 2.5%, due 07/15/16	1,404,445
2,779,909	U.S. Treasury Inflation Indexed Bond, 3%, due 07/15/12	2,875,903
	Total U.S. Treasury Bonds (Cost: $8,428,576)	8,319,334

	U.S. Treasury Notes (2.4% of Net Assets)
2,900,000	U.S. Treasury Note, 4.875%, due 08/15/16	3,353,578

	Total Fixed Income Securities (Cost: $134,320,244) (93.2%)	133,089,366

Number of Shares	Equity Securities
13	Preferred Blocker, Inc., (144A), Common Stock (Banking) (1)	3,244
	Total Equity Securities (Cost: $4,355) (0%)	3,244

Principal Amount	Short-Term Investments
$6,569,782	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $6,715,000, U.S. Treasury Bill, 0.35%, due 07/30/09, valued at $6,703,585) (Total Amount to be Received Upon Repurchase $6,569,809)	6,569,782

	Total Short-Term Investments (Cost: $6,569,782) (4.6%)	6,569,782

	Total Investments (Cost: $140,894,381) (97.8%)	139,662,392
	Excess of Other Assets over Liabilities (2.2%)	3,179,187

	Net Assets (100.0%)	$142,841,579

Notes to the Schedule of Investments:
AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
CHF	-	Swiss Franc.
EUR	-	Euro Currency.
GBP	-	British Pound.
JPY	-	Japanese Yen.
USD	-	United States Dollar.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.

See accompanying notes to Schedule of Investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2009, the value of these securities amounted to $1,469,683 or 1.0% of net assets.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	0.3%
Automotive	0.3
Banking	8.9
Beverages, Food & Tobacco	1.5
Building Materials	0.1
Chemicals	0.3
Coal	0.1
Commercial Services	0.7
Communications	0.1
Computer Integrated Systems Design	0.0
Computers & Information	0.2
Cosmetic & Personal Care	0.1
Data Processing & Preparation	0.0
Electric Utilities	2.0
Electrical Equipment	0.0
Electronics	0.4
Entertainment & Leisure	0.4
Financial Services	16.2
Food Retailers	0.1
Forest Products & Paper	0.2
General Obligations	0.2
Healthcare Providers	0.5
Heavy Construction	0.1
Home Construction, Furnishings & Appliances	0.1
Household Products	0.1
Industrial - Diversified	0.0
Insurance	0.6
Lodging	0.4
Media - Broadcasting & Publishing	0.9
Medical Supplies	0.3
Metals	0.4
Miscellaneous	0.4
Oil & Gas	1.2
Pharmaceuticals	0.7
Prepackaged Software	0.0
Private Mortgage-Backed Securities	1.4
Radio Telephone Communications	0.2
Real Estate	0.4
Retailers	0.2
Sovereign Government	5.5
Telephone Communications, exc. Radio	0.7
Telephone Systems	0.9
Transportation	0.3
U.S. Government Agency Obligations	41.5
U.S. Government Obligations	4.3
Short-Term Investments	4.6
Total	97.8%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2009

Principal Amount	Fixed Income Securities	Value

	Argentina (4.8% of Net Assets)
$220,000	Banco De Galicia y Buenos Aires, (Reg. S), Floating Rate based on U.S. LIBOR + 3.5%, 5.311%, due 01/01/10	$187,000
800,000	Petrobras Energia S.A., (Reg. S), 5.875%, due 05/15/17	628,000
	Total Argentina (Cost: $982,907)	815,000

	Brazil (10.3%)
120,000	Banco BMG S.A., (Reg. S), 9.15%, due 01/15/16	93,000
600,000	Brasil Telecom S.A., 9.375%, due 02/18/14	609,000
650,000	Brazilian Government Bond, 5.875%, due 01/15/19	621,725
300,000	Globo Communicacoese Participacoes, S.A. (Globopar), (Reg. S), 7.25%, due 04/26/22	279,000
150,000	Tele Norte Leste Participacoes S.A., 8%, due 12/18/13	150,000
	Total Brazil (Cost: $1,822,136)	1,752,725

	Chile (3.9%)
330,000	Codelco, Inc., 6.15%, due 10/24/36	244,415
400,000	Codelco, Inc., (144A), 7.5%, due 01/15/19(1)	412,000
	Total Chile (Cost: $712,322)	656,415

	China (Cost: $448,037) (1.6%)
445,000	Galaxy Entertainment Finance Co., Ltd., (Reg. S), Floating Rate based on U.S. LIBOR + 5.0%, 7.323%, due 12/15/10	280,350

	Colombia (Cost: $545,265) (3.2%)
550,000	Colombia Government Bond, 7.375%, due 03/18/19	544,500

	Croatia (Cost: $363,010) (2.2%)
383,636	Republic of Croatia, Floating Rate based on U.S. LIBOR + 0.8125%, 2.5%, due 07/31/10	366,373

	Dominican Republic (Cost: $184,254) (1.2%)
220,667	Dominican Republic Bond, 9.5%, due 09/27/11	210,737

	El Salvador (3.8%)
205,000	El Salvador Government Bond, (Reg. S), 8.5%, due 07/25/11	207,050
580,000	Republic of El Salvador, (Reg. S), 7.65%, due 06/15/35	443,990
	Total El Salvador (Cost: $866,321)	651,040

	Hong Kong (Cost: $300,000) (1.3%)
300,000	Noble Group, Ltd., (144A), 8.5%, due 05/30/13(1)	229,500

	Hungary (Cost: $201,513) (1.1%)
205,000	Hungary Government Bond, 4.75%, due 02/03/15	185,279

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	India (Cost: $204,451) (1.3%)
$250,000	Vedanta Resources PLC, 6.625%, due 02/22/10	$229,375

	Indonesia (7.6%)
655,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	557,569
440,000	Indosat Finance Company B.V., (Reg. S), 7.75%, due 11/05/10	409,200
360,000	PT Bank Danamon Indonesia Tbk, 7.65%, due 03/30/14	320,400
	Total Indonesia (Cost: $1,452,514)	1,287,169

	Kazakhstan (3.2%)
300,000	ATF Bank, (Reg. S), 9.25%, due 04/12/12	225,000
125,000	Temir Capital B.V./ JSC Temirbank, (144A), 9.5%, due 05/21/14(1)	47,500
342,909	Tengizchevroil Finance Co., (Reg. S), 6.124%, due 11/15/14	274,876
	Total Kazakhstan (Cost: $759,186)	547,376

	Malaysia (Cost: $678,875) (3.8%)
660,000	Penerbahgan Malaysia Berhad, (Reg. S), 5.625%, due 03/15/16	654,166

	Mauritius (Cost: $391,611) (2.3%)
450,000	PGN Euro Finance, Ltd., 7.5%, due 09/10/13	382,500

	Mexico (14.4%)
273,000	Alestra S.A., 8%, due 06/30/10	247,065
425,000	Banco Mercantil del Norte S.A., (Reg. S), 5.875%, due 02/17/14	423,937
480,000	Banco Mercantil del Norte, (Reg. S), 6.135%, due 10/13/16	370,368
395,000	BBVA Bancomer S.A. de C.V., 6.008%, due 05/17/22	269,785
200,000	BBVA Bancomer S.A. de C.V., (Reg. S), 5.38%, due 07/22/15	175,800
480,000	Cablemas S.A. de C.V., (Reg. S), 9.375%, due 11/15/15	436,800
230,000	Hipotecaria Su Casita S.A. de C.V., (Reg. S), 8.5%, due 10/04/16	138,092
480,000	Maxcom Telecomunicaciones S.A.B. de C.V., Series B, 11%, due 12/15/14	384,000
	Total Mexico (Cost: $2,833,227)	2,445,847

	Peru (4.0%)
300,000	Republic of Peru, 6.55%, due 03/14/37	267,600
445,000	Southern Copper Corporation, 6.375%, due 07/27/15	408,777
	Total Peru (Cost: $769,987)	676,377

	Philippines (Cost: $278,948) (1.6%)
300,000	National Power Corp, (Reg. S), 6.403%, due 08/23/11	280,500

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

	Poland (Cost: $242,244) (1.4%)
$240,000	Republic of Poland, 5%, due 10/19/15	$231,000

	Russia (9.8%)
480,000	Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22	302,031
460,000	Industry & Construction Bank (ICB), 6.2%, due 09/29/15	263,304
325,000	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 6.97%, due 09/21/16	198,250
323,400	Russia Government Bond, (Reg. S), 7.5%, due 03/31/30	299,109
400,000	Sberbank, Loan Participation Notes issued by UBS (Luxembourg) S.A., 6.23%, due 02/11/15	268,000
300,000	Steel Capital S.A. for OAO Severstal, (144A), 9.75%, due 07/29/13(1)	183,000
150,000	VTB Capital S.A., 2.87%, due 11/02/09	145,500
	Total Russia (Cost: $2,318,337)	1,659,194

	South Africa (2.9%)
100,000	Republic of South Africa, 5.875%, due 05/30/22	87,500
400,000	Republic of South Africa, 7.375%, due 04/25/12	411,000
	Total South Africa (Cost: $480,157)	498,500

	South Korea (7.9%)
450,000	Hanarotelecom, Inc., (Reg. S), 7%, due 02/01/12	391,500
200,000	Republic of Korea, 5.125%, due 12/07/16	188,924
700,000	Shinhan Bank, (Reg. S), 4.5%, due 11/03/14	623,000
200,000	Woori Bank, (Reg. S), 6.125%, due 05/03/16	144,000
	Total South Korea (Cost: $1,421,109)	1,347,424

	Trinidad And Tobago (Cost: $440,946) (2.2%)
450,000	Petroleum Company of Trinidad & Tobago, Ltd., 6%, due 05/08/22	365,661

	Tunisia (Cost: $245,753) (1.5%)
250,000	Banque Centrale de Tunisie, 7.375%, due 04/25/12	257,500

	Turkey (Cost: $598,929) (2.5%)
600,000	T2 Capital Finance Company S.A., (144A), 6.95%, due 02/06/17(1)	420,000

	Ukraine (2.2%)
350,000	Alfa Bank Ukraine, 9.75%, due 12/22/09	218,750
350,000	Exim Bank Ukraine, 8.4%, due 02/09/16(1)	94,885
200,000	PrivatBank, 8.75%, due 02/09/16	58,000
	Total Ukraine (Cost: $883,275)	371,635

	Total Fixed Income Securities (Cost: $20,425,314) (102.0%)	17,346,143

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value

453,307	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $465,000 U.S. Treasury Bill, 0.35%, due 07/30/09, valued at $464,210) (Total Amount to be Received Upon Repurchase $453,309)	$453,307

	Total Short-Term Investments (Cost: $453,307) (2.7%)	453,307

	Total Investments (Cost: $20,878,621) (104.7%)	17,799,450
	Liabilities in Excess of Other Assets (-4.7%)	(803,289)

	Total Net Assets (100.0%)	$16,996,161

Notes to the Schedule of Investments:

Reg. S -	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the value of these securities amounted to $1,386,885 or 8.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)

January 31, 2009

Industry	Percentage of Net Assets
Banking	22.7%
Electric Utilities	1.6
Financial Services	11.6
Media - Broadcasting & Publishing	2.6
Metals	12.0
Oil & Gas	9.3
Sovereign Government	27.7
Telephone Systems	14.5
Short-Term Investments	2.7
Total	104.7%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2009

Principal Amount	Corporate Bonds	Value

	Aerospace & Defense (0.9% of Net Assets)
$750,000	L-3 Communications Corp., 6.375%, due 10/15/15	$706,875

	Automotive (0.1%)
250,000	Ford Motor Co., 7.45%, due 07/16/31	55,625
300,000	General Motors Corp., 8.375%, due 07/15/33	45,000
	Total Automotive	100,625

	Banking (1.7%)
1,000,000	Ford Motor Credit Co. LLC, 7%, due 10/01/13	620,000
175,000	Ford Motor Credit Co. LLC, 5.544%, due 04/15/09	166,688
123,000	GMAC LLC, (144A), 6%, due 12/15/11(1)	89,790
495,000	GMAC LLC, (144A), 6.875%, due 09/15/11(1)	391,050
	Total Banking	1,267,528

	Beverages, Food & Tobacco (3.0%)
700,000	Dean Foods Co., 7%, due 06/01/16	645,750
600,000	Dole Foods Co., 7.25%, due 06/15/10	507,000
1,050,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	708,750
500,000	SUPERVALU, Inc., 7.5%, due 11/15/14	475,000
	Total Beverages, Food & Tobacco	2,336,500

	Building Materials (0.9%)
1,200,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	669,000

	Chemicals (1.4%)
800,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16(1)	44,000
500,000	Mosaic Co., (144A), 7.625%, due 12/01/16(1)	475,000
875,000	Nova Chemicals Corp., 5.72%, due 11/15/13	223,125
200,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	163,000
200,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12	28,000
275,000	Westlake Chemical Corp., 6.625%, due 01/15/16	147,125
	Total Chemicals	1,080,250

	Coal (0.6%)
50,000	Consol Energy, Inc., 7.875%, due 03/01/12	49,500
400,000	Massey Energy Co., 6.875%, due 12/15/13	351,000
100,000	Peabody Energy Corp., 6.875%, due 03/15/13	97,750
	Total Coal	498,250

	Commercial Services (4.6%)
105,000	Allied Waste North America, Inc., 6.375%, due 04/15/11	103,950

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value

	Commercial Services (Continued)
$500,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	$500,000
750,000	Aramark Services, Inc., 8.5%, due 02/01/15	725,625
500,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16(1)	297,500
500,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	160,000
450,000	Education Management LLC, 8.75%, due 06/01/14	383,625
300,000	Hertz Corp., 8.875%, due 01/01/14	197,250
500,000	Iron Mountain, Inc., 8%, due 06/15/20	465,000
500,000	Service Corporation International, 7.375%, due 10/01/14	475,000
250,000	Service Corporation International, 6.75%, due 04/01/15	228,750
	Total Commercial Services	3,536,700

	Communications (1.3%)
675,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.5%, due 01/15/13(1)	637,875
425,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.875%, due 01/15/15(1)	391,000
	Total Communications	1,028,875

	Computer Integrated Systems Design (0.2%)
500,000	Unisys Corp., 8%, due 10/15/12	182,500

	Computers & Information (0.7%)
650,000	Jabil Circuit, Inc., 8.25%, due 03/15/18	533,000

	Data Processing & Preparation (0.5%)
725,000	First Data Corp., 9.875%, due 09/24/15	406,000

	Electric Utilities (12.3%)
775,000	AES Corp., 7.75%, due 03/01/14	734,313
200,000	AES Corp., 8%, due 10/15/17	188,500
1,100,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	893,750
750,000	Edison Mission Energy, 7%, due 05/15/17	695,625
500,000	Edison Mission Energy, 7.5%, due 06/15/13	482,500
650,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17(1)	598,000
650,000	Ipalco Enterprises, Inc., (144A), 7.25%, due 04/01/16(1)	599,625
900,000	Mirant North America LLC, 7.375%, due 12/31/13	873,000
1,250,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,200,000
350,000	PNM Resources, Inc., 9.25%, due 05/15/15	315,000
500,000	PSEG Energy Holdings, 8.5%, due 06/15/11	491,250
775,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	683,916
950,000	Reliant Energy, Inc., 7.625%, due 06/15/14	771,875

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value

	Electric Utilities (Continued)
$1,250,000	Texas Competitive Electric Holdings Co., LLC, (144A), 10.5%, due 11/01/15(1)	$932,812
	Total Electric Utilities	9,460,166

	Electrical Equipment (0.4%)
375,000	Baldor Electric Co., 8.625%, due 02/15/17	315,000

	Electronics (1.7%)
850,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	731,000
900,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	199,125
450,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	126,000
275,000	Sanmina-SCI Corp., (144A), 4.746%, due 06/15/14(1)	151,250
300,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	129,000
	Total Electronics	1,336,375

	Entertainment & Leisure (2.0%)
400,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	208,000
525,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15(1)	194,250
800,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15(1)	508,000
925,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14(1)	629,000
	Total Entertainment & Leisure	1,539,250

	Financial Services (2.7%)
500,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	432,500
600,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	174,000
1,049,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	881,160
375,000	MCBC Holdings, Inc., (144A), 10.751%, due 10/15/14(1)	112,500
500,000	Nuveen Investments, Inc., 5.5%, due 09/15/15	110,000
1,240,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15(1)	359,600
	Total Financial Services	2,069,760

	Forest Products & Paper (3.5%)
425,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11	59,500
500,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	270,000
400,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	160,000
300,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17(1)	274,500
500,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	487,500
675,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	509,625
755,000	Neenah Paper, Inc., 7.375%, due 11/15/14	411,475
400,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15(1)	292,000

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value

	Forest Products & Paper (Continued)
$525,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	$217,875
	Total Forest Products & Paper	2,682,475

	Healthcare Providers (5.2%)
1,100,000	Community Health Systems, Inc., 8.875%, due 07/15/15	1,061,500
1,025,000	HCA, Inc., 9.25%, due 11/15/16	960,938
350,000	HCA, Inc., 6.3%, due 10/01/12	288,750
500,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	407,500
500,000	Tenet Healthcare Corp., 7.375%, due 02/01/13	407,500
950,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	674,500
225,000	US Oncology, Inc., 10.75%, due 08/15/14	203,906
	Total Healthcare Providers	4,004,594

	Heavy Construction (0.4%)
375,000	Centex Corp., 7.5%, due 01/15/12	333,750

	Home Construction, Furnishings & Appliances (2.4%)
250,000	BE Aerospace, Inc., 8.5%, due 07/01/18	235,625
650,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	208,000
500,000	K Hovnanian Enterprises, Inc., 11.5%, due 05/01/13	412,500
1,000,000	KB Home, 7.25%, due 06/15/18	720,000
400,000	Standard Pacific Corp., 7%, due 08/15/15	212,000
300,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	63,000
	Total Home Construction, Furnishings & Appliances	1,851,125

	Industrial - Diversified (0.2%)
350,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	154,000

	Insurance (0.5%)
425,000	Leucadia National Corp., 7%, due 08/15/13	357,000

	Lodging (3.3%)
1,425,000	Harrah’s Operating Co., Inc., (144A), 10%, due 12/15/18(1)	513,000
225,000	M T R Gaming Group, Inc., 9%, due 06/01/12	112,500
500,000	MGM Mirage, Inc., 7.625%, due 01/15/17	272,500
750,000	MGM Mirage, Inc., 8.5%, due 09/15/10	603,750
175,000	Sheraton Holding Corp., 7.375%, due 11/15/15	139,894
1,000,000	Starwood Hotels & Resorts, 7.875%, due 05/01/12	870,000
	Total Lodging	2,511,644

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value

	Media - Broadcasting & Publishing (5.5%)
$500,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15(1)	$380,000
925,000	Charter Communications Operating LLC/Charter Communications Operating Capital, (144A), 8%, due 04/30/12(1)	790,875
425,000	CMP Susquehanna Corp., 9.875%, due 05/15/14	14,875
1,000,000	CSC Holdings, Inc., 7.625%, due 04/01/11	990,000
400,000	CSC Holdings, Inc., (144A), 8.5%, due 04/15/14(1)	392,000
250,000	Dex Media, Inc., 8%, due 11/15/13	31,250
125,000	DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, due 05/15/16	122,500
500,000	DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, due 03/15/13	505,000
700,000	Echostar DBS Corp., 7%, due 10/01/13	663,250
75,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	64,125
250,000	Univision Communications, Inc., 7.85%, due 07/15/11	167,500
775,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15(1)	120,125
	Total Media - Broadcasting & Publishing	4,241,500

	Medical Supplies (3.4%)
1,050,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17	1,174,687
700,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15(1)	617,750
350,000	Biomet, Inc., 10%, due 10/15/17	356,125
500,000	Biomet, Inc., 10.375%, due 10/15/17	447,500
	Total Medical Supplies	2,596,062

	Metals (4.4%)
600,000	AK Steel Corp., 7.75%, due 06/15/12	502,500
250,000	Belden, Inc., 7%, due 03/15/17	190,000
675,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	558,562
250,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	212,813
725,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	536,500
500,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	287,500
650,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	521,625
750,000	US Steel Corp., 7%, due 02/01/18	552,317
	Total Metals	3,361,817

	Oil & Gas (9.0%)
750,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	468,750
550,000	Chesapeake Energy Corp., 7%, due 08/15/14	485,375
500,000	Chesapeake Energy Corp., 9.5%, due 02/15/15	490,937
400,000	Denbury Resources, Inc., 7.5%, due 12/15/15	330,000
925,000	El Paso Corp., 7.875%, due 06/15/12	901,875
500,000	Forest Oil Corp., 7.25%, due 06/15/19	415,000

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value

	Oil & Gas (Continued)
$500,000	Knight, Inc., 6.5%, due 09/01/12	$465,000
350,000	Newfield Exploration Co., 7.125%, due 05/15/18	309,750
425,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	199,750
400,000	PetroHawk Energy Corp., (144A), 7.875%, due 06/01/15(1)	330,000
400,000	PetroHawk Energy Corp., 9.125%, due 07/15/13	368,000
730,000	PetroHawk Energy Corp., (144A), 10.5%, due 08/01/14(1)	686,200
500,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	342,500
720,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	558,000
525,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18(1)	409,500
175,000	Whiting Petroleum Corp., 7%, due 02/01/14	140,000
	Total Oil & Gas	6,900,637

	Pharmaceuticals (0.8%)
675,000	Omnicare, Inc., 6.875%, due 12/15/15	614,250

	Prepackaged Software (0.2%)
150,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	124,500

	Radio Telephone Communications (0.2%)
250,000	Nextel Communications, Inc., 7.375%, due 08/01/15	114,914

	Real Estate (0.6%)
500,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13	427,500

	Retailers (1.6%)
525,000	Dollarama Group, LP (Canada), 8.875%, due 08/15/12	420,000
500,000	Harry & David Holdings, Inc., 7.203%, due 03/01/12	155,000
500,000	Harry & David Holdings, Inc., 9%, due 03/01/13	155,000
500,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	227,500
275,000	Staples, Inc., 9.75%, due 01/15/14	292,188
	Total Retailers	1,249,688

	Telephone Communications, exc. Radio (4.3%)
250,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	125,000
700,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	622,125
275,000	Citizens Communications Co., 6.625%, due 03/15/15	247,500
825,000	Citizens Communications Co., 9%, due 08/15/31	618,750
375,000	Qwest Capital Funding, Inc., 7.25%, due 02/15/11	346,875
1,275,000	Qwest Corp., 7.625%, due 06/15/15	1,150,687
200,000	Qwest Corp., 8.875%, due 03/15/12	198,500
	Total Telephone Communications, exc. Radio	3,309,437

See accompanying notes to Schedule of Investments.

Principal Amount	Corporate Bonds	Value

	Telephone Systems (3.6%)
$1,000,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	$730,000
975,000	Sprint Capital Corp., 8.75%, due 03/15/32	608,686
400,000	Sprint Capital Corp., 8.375%, due 03/15/12	323,462
1,100,000	Windstream Corp., 8.625%, due 08/01/16	1,075,250
	Total Telephone Systems	2,737,398

	Total Corporate Bonds (Cost: $78,807,635) (84.1%)	64,638,945

Number of Shares	Equity Securities

3,750	Chesapeake Energy Corp., Common Stock (Oil & Gas)	59,287
40,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio) (2)	55,600
3,250	CNH Global NV (Netherlands), Common Stock (Heavy Machinery)	26,033
2,500	Community Health Systems, Inc., Common Stock (Healthcare Providers) (2)	46,600
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/10/10 (Telephone Communications, exc. Radio) (1)	—
49,000	Level 3 Communications, Inc., Common Stock (Telephone Communications, exc. Radio) (2)	49,000
131	Preferred Blocker, Inc., (144A), Common Stock (Banking) (1)	32,693
5,500	Rogers Communications, Inc. - Class B, Common Stock (Radio Telephone Communications)	154,880
	Total Equity Securities (Cost: $1,220,912) (0.5%)	424,093

Principal Amount	Short-Term Investments

$8,512,093	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $8,700,000, U.S. Treasury Bill, 0.35%, due 07/30/09 valued at $8,685,210) (Total Amount to be Received Upon Repurchase $8,512,128)	8,512,093

	Total Short-Term Investments (Cost: $8,512,093) (11.1%)	8,512,093

	Total Investments (Cost: $88,540,640) (95.7%)	73,575,131
	Excess of Other Assets over Liabilities (4.3%)	3,269,045

	Net Assets (100.0%)	$76,844,176

Notes to the Schedule of Investments:
REIT	-	Real Estate Investment Trust.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2009, the value of these securities amounted to $11,249,895 or 14.6% of net assets.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Non-income producing security.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	January 31, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	0.9%
Automotive	0.1
Banking	1.7
Beverages, Food & Tobacco	3.0
Building Materials	0.9
Chemicals	1.4
Coal	0.6
Commercial Services	4.6
Communications	1.3
Computer Integrated Systems Design	0.2
Computers & Information	0.7
Data Processing & Preparation	0.5
Electric Utilities	12.3
Electrical Equipment	0.4
Electronics	1.7
Entertainment & Leisure	2.0
Financial Services	2.7
Forest Products & Paper	3.5
Healthcare Providers	5.3
Heavy Construction	0.4
Heavy Machinery	0.0
Home Construction, Furnishings & Appliances	2.4
Industrial - Diversified	0.2
Insurance	0.5
Lodging	3.3
Media - Broadcasting & Publishing	5.5
Medical Supplies	3.4
Metals	4.4
Oil & Gas	9.1
Pharmaceuticals	0.8
Prepackaged Software	0.2
Radio Telephone Communications	0.3
Real Estate	0.6
Retailers	1.6
Telephone Communications, exc. Radio	4.5
Telephone Systems	3.6
Short-Term Investments	11.1
Total	95.7%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (71.4% of Net Assets)
$1,400,959	Citigroup Mortgage Loan Trust, Inc. (04-UST1-A1), 4.571%, due 08/25/34	$1,338,470
2,194,862	Citigroup Mortgage Loan Trust, Inc. (05-8-2A5), 5.5%, due 09/25/35	2,111,313
3,449,691	Countrywide Alternative Loan Trust (05-76-1A1), 3.533%, due 01/25/36	1,829,833
898,900	Countrywide Home Loan Mortgage Pass Through Trust (04-HYB2-2A), 5.709%, due 07/20/34	878,559
2,741,321	Countrywide Home Loan Mortgage Pass Through Trust (06-9-A1), 6%, due 05/25/36 (PAC)	2,351,266
400,407	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 5.248%, due 11/25/32	397,636
2,285,243	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	2,200,104
22,474	Federal Home Loan Mortgage Corp. (2432-FH), 1.033%, due 03/15/32	21,806
234,820	Federal Home Loan Mortgage Corp. (2585-FD), 0.833%, due 12/15/32	214,635
1,833,802	Federal Home Loan Mortgage Corp. (2649-PF), 0.733%, due 06/15/33 (PAC)	1,812,942
1,166,508	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC)	1,171,660
438,294	Federal Home Loan Mortgage Corp. (3063-FJ), 0.893%, due 05/15/33	436,330
2,963,737	Federal Home Loan Mortgage Corp. (3170-FM), 0.683%, due 09/15/33 (TAC)	2,918,031
2,325,244	Federal Home Loan Mortgage Corp. Strip (237-F22), 0.683%, due 05/15/36	2,228,698
2,375,419	Federal Home Loan Mortgage Corp. Strip (244-F14), 0.733%, due 12/15/36	2,258,378
2,355,910	Federal National Mortgage Association (03-64-FN), 0.839%, due 07/25/33	2,241,728
2,143,818	Federal National Mortgage Association (06-30-KF), 0.829%, due 05/25/36	2,051,576
764,462	Federal National Mortgage Association (06-74-GF), 0.889%, due 08/25/36 (TAC)	758,573
3,827,518	Federal National Mortgage Association (08-88-FA), 1.609%, due 10/25/38	3,712,835
1,145,918	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 0.889%, due 06/25/34	1,018,622
235,949	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 0.839%, due 12/25/33	219,442
2,750,723	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 5.623%, due 05/01/36	2,533,776
1,449,206	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 3.453%, due 10/25/45	893,653
3,686,178	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 4.053%, due 03/25/36	1,550,172
1,223,969	Harborview Mortgage Loan Trust (05-4-2A), 5.588%, due 07/19/35	1,082,251
1,683,322	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36	1,394,145
2,179,799	Morgan Stanley Mortgage Loan Trust (07-3XS-1A2A), 5.623%, due 01/25/47	1,689,654
116,905	Residential Accredit Loans, Inc. (02-QS16-A2), 0.939%, due 10/25/17	109,602
1,692,763	Residential Accredit Loans, Inc. (05-QS12-A7), 5.5%, due 08/25/35	1,626,127
2,410,765	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	1,568,545
1,291,822	Residential Accredit Loans, Inc. (07-QS1-1A1), 6%, due 01/25/37	860,183
3,713,337	Residential Funding Mortgage Securities I, Inc. (05-SA5-1A), 5.252%, due 11/25/35	2,757,837
3,734,435	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	3,095,597
1,716,580	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS3-2A3), 6%, due 05/25/17	1,635,392

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

$74,050	Washington Mutual MSC Mortgage Pass-Through Certificates (03-MS4-2A4), 0.839%, due 03/25/33 (PAC)	$67,460
	Total Collateralized Mortgage Obligations (Cost: $61,487,184)	53,036,831

	U.S. Government Agency Obligations (24.3%)
56,180	Federal Home Loan Mortgage Corp., Pool #1B1010, 4.989%, due 08/01/33	57,345
331,545	Federal Home Loan Mortgage Corp., Pool #310005, 7.69%, due 11/01/19	329,268
111,501	Federal Home Loan Mortgage Corp., Pool #610967, 5.203%, due 04/01/28	112,407
282,953	Federal Home Loan Mortgage Corp., Pool #780721, 5.108%, due 08/01/33	284,897
92,606	Federal Home Loan Mortgage Corp., Pool #780833, 4.774%, due 09/01/33	91,976
636,420	Federal Home Loan Mortgage Corp., Pool #781122, 4.689%, due 12/01/33	641,977
47,620	Federal Home Loan Mortgage Corp., Pool #789924, 4.804%, due 11/01/32	48,196
1,409,512	Federal Home Loan Mortgage Corp., Pool #847342, 4.584%, due 05/01/34	1,420,514
1,880,820	Federal Home Loan Mortgage Corp., Pool #G13299, 11.7%, due 07/01/23	1,945,238
129,429	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	136,976
24,441	Federal National Mortgage Association, Pool #661691, 4.888%, due 10/01/32	24,482
281,839	Federal National Mortgage Association, Pool #711014, 5.212%, due 10/01/33	288,050
115,458	Federal National Mortgage Association, Pool #725886, 4.622%, due 05/01/34	116,410
579,765	Federal National Mortgage Association, Pool #735084, 5.129%, due 02/01/34	596,237
187,984	Federal National Mortgage Association, Pool #735524, 5.321%, due 02/01/35	190,602
606,282	Federal National Mortgage Association, Pool #735542, 4.747%, due 11/01/34	613,848
804,717	Federal National Mortgage Association, Pool #770222, 4.563%, due 04/01/34	811,840
56,756	Federal National Mortgage Association, Pool #786884, 5.31%, due 08/01/34	57,004
742,823	Federal National Mortgage Association, Pool #793031, 4.439%, due 07/01/34	748,671
617,595	Federal National Mortgage Association, Pool #804017, 4.084%, due 12/01/34	618,106
516,902	Federal National Mortgage Association, Pool #821159, 4.865%, due 05/01/35	525,791
1,652,340	Federal National Mortgage Association, Pool #821542, 4.238%, due 05/01/35	1,656,930
352,726	Federal National Mortgage Association, Pool #821915, 4.502%, due 06/01/35	352,453
391,968	Federal National Mortgage Association, Pool #822073, 4.418%, due 07/01/35	389,695
262,309	Federal National Mortgage Association, Pool #826239, 4.651%, due 07/01/35	262,384
143,564	Federal National Mortgage Association, Pool #830581, 4.521%, due 05/01/35	142,145
397,725	Federal National Mortgage Association, Pool #832721, 4.82%, due 09/01/35	395,702
496,606	Federal National Mortgage Association, Pool #841970, 4.871%, due 10/01/33	493,860
1,127,685	Federal National Mortgage Association, Pool #851282, 3.867%, due 11/01/35	1,101,444
1,500,000	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	1,562,578
223,917	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	234,399
58,967	Government National Mortgage Association II, Pool #80022, 4.125%, due 12/20/26	59,715
486,276	Government National Mortgage Association II, Pool #80546, 4%, due 10/20/31	490,578
60,502	Government National Mortgage Association II, Pool #80636, 4.625%, due 09/20/32	60,452
301,800	Government National Mortgage Association II, Pool #80734, 4.625%, due 09/20/33	304,520
9,827	Government National Mortgage Association II, Pool #80747, 4.125%, due 10/20/33	9,939
40,519	Government National Mortgage Association II, Pool #80757, 4.625%, due 10/20/33	40,964
120,300	Government National Mortgage Association II, Pool #80764, 4.125%, due 11/20/33	121,578

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value

$122,662	Government National Mortgage Association II, Pool #80766, 4.125%, due 11/20/33	$124,053
355,761	Government National Mortgage Association II, Pool #80797, 5%, due 01/20/34	353,081
132,006	Government National Mortgage Association II, Pool #80869, 5.5%, due 04/20/34	133,966
127,143	Government National Mortgage Association II, Pool #80937, 5.5%, due 06/20/34	128,697
	Total U.S. Government Agency Obligations (Cost: $18,111,060)	18,078,968

	Total Fixed Income Securities (Cost: $79,598,244) (95.7%)	71,115,799

Principal Amount	Short-Term Investments

750,000	Federal Home Loan Bank Discount Note, 0.15%, due 02/18/09	749,944
650,000	Federal Home Loan Bank Discount Note, 0.22%, due 03/04/09	649,873
1,800,000	Federal Home Loan Mortgage Corp Discount Note, 0.025%, due 02/04/09	1,799,995
1,400,000	Federal Home Loan Mortgage Corp Discount Note, 0.1%, due 03/04/09	1,399,875
1,916,332	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $1,960,000, U.S. Treasury Bill, 0.35%, due 07/30/09, valued at $1,956,668) (Total Amount to be Received Upon Repurchase $1,916,340)	1,916,332

	Total Short-Term Investments (Cost: $6,516,019) (8.8%)	6,516,019

	Total Investments (Cost: $86,114,263) (104.5%)	77,631,818
	Liabilities in Excess of Other Assets (-4.5%)	(3,312,822)

	Net Assets (100.0%)	$74,318,996

Notes to the Schedule of Investments:

PAC      - Planned Amortization Class.

TAC      - Target Amortization Class.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Short Term Bond Fund

Investments by Industry (Unaudited)

January 31, 2009

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	71.4%
U.S. Government Agency Obligations	24.3
Short-Term Investments	8.8
Total	104.5%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (82.7% of Net Assets)
$18,888,066	ABN Amro Mortgage Corp. (03-9-A1), 4.5%, due 08/25/18	$17,604,184
19,376,339	Adjustable Rate Mortgage Trust (05-12-2A1), 5.668%, due 03/25/36	11,209,100
14,822,346	American Home Mortgage Assets (05-2-2A1A), 6.013%, due 01/25/36	10,713,507
32,333,477	Banc of America Funding Corp. (07-6-A2), 0.669%, due 07/25/37(1)	20,693,426
20,246,147	Banc of America Funding Corp. (07-7-1A1), 6%, due 08/25/37	12,160,342
25,485,921	BCAP LLC Trust (07-AA4-11A1), 6.191%, due 06/25/47	13,203,843
4,018,148	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 5.94%, due 02/25/35	2,177,391
17,495,987	Bear Stearns Alt-A Trust (06-3-23A1), 6.026%, due 05/25/36	8,905,352
6,620,822	Bear Stearns Alt-A Trust (06-8-1A1), 0.549%, due 06/25/46	4,855,739
27,104,175	Bear Stearns Alt-A Trust (06-8-2A1), 5.433%, due 08/25/46	13,969,598
17,020,359	Bear Stearns Asset Backed Securities Trust (06-SD3-1A3), 6.5%, due 08/25/36	10,893,030
20,000,000	Citigroup Mortgage Loan Trust, Inc. (07-AMC1-A2B), 0.539%, due 12/25/36	8,819,706
21,851,465	CitiMortgage Alternative Loan Trust (07-A3-1A7), 5.75%, due 03/25/37	13,198,210
2,153,695	Countrywide Alternative Loan Trust (05-27-1A2), 3.453%, due 08/25/35	1,289,768
13,798,763	Countrywide Alternative Loan Trust (05-76-1A1), 3.533%, due 01/25/36	7,319,330
12,500,000	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	9,945,180
24,689,629	Countrywide Alternative Loan Trust (06-41CB-1A7), 6%, due 01/25/37	14,996,896
20,832,064	Countrywide Alternative Loan Trust (07-18CB-2A25), 6%, due 08/25/37	13,476,350
13,572,713	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	6,995,660
15,190,207	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22	11,367,866
36,825,000	Countrywide Asset-Backed Certificates (06-15-A6), 5.826%, due 10/25/46	21,363,777
28,307,945	Countrywide Home Loans Mortgage Pass Through Trust (05-24-A8), 5.5%, due 11/25/35	21,388,843
17,003,933	Countrywide Home Loans Mortgage Pass Through Trust (07-10-A21), 6%, due 07/25/37 (TAC)	10,516,097
8,011,206	Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	7,354,187
2,953,745	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	2,666,037
12,832,742	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 5.9%, due 03/25/36	7,519,011
26,158,553	Countrywide Home Loans Mortgage Pass Through Trust (07-4-1A1), 6%, due 05/25/37	16,519,129
1,753,734	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	1,667,144
23,437,797	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 12/25/35	19,304,746
13,091,665	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 0.889%, due 07/25/36 (TAC)	7,514,054
13,091,665	Credit Suisse Mortgage Capital Certificates (06-6-1A2), 5.111%, due 07/25/36 (I/O) (I/F)	847,523
26,155,517	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36	14,998,567
24,716,000	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 01/25/37	14,419,290
23,190,225	Credit Suisse Mortgage Capital Certificates (07-3-4A1), 5%, due 04/25/37	18,150,138
28,075,441	Credit Suisse Mortgage Capital Certificates (07-5-1A11), 7%, due 07/25/37	18,051,344
17,400,000	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-3-4A5), 5.25%, due 06/25/35	14,063,480
17,139,320	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	16,500,777
1,445,709	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	1,508,428

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$42,139	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	$44,228
1,393,785	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	1,448,665
566,137	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	597,445
2,606,437	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	2,689,181
5,500,155	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	5,805,108
5,610,760	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	5,629,934
8,096,785	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32 (PAC)	8,153,906
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,955,193
11,865,588	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)	9,020,537
6,955,292	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	6,917,179
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 13.006%, due 07/15/33 (I/F) (TAC)	395,114
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,867,052
12,374,118	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33	12,269,183
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 7.442%, due 09/15/33 (I/F)	2,625,962
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,953,386
17,000,000	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	16,769,915
2,898,385	Federal Home Loan Mortgage Corp. (2702-CS), 8.5%, due 11/15/33 (I/F)	2,435,192
9,167,907	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	9,081,406
9,271,381	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	9,333,659
23,000,000	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19	22,582,242
9,029,326	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	9,021,202
3,372,948	Federal Home Loan Mortgage Corp. (2801-PS), 3.185%, due 05/15/34 (I/F)	2,819,406
11,226,478	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	11,287,107
10,000,000	Federal Home Loan Mortgage Corp. (2883-PT), 5%, due 01/15/33 (PAC)	10,073,473
3,908,596	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	3,387,227
12,259,824	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	12,398,371
14,299,606	Federal Home Loan Mortgage Corp. (2922-EH), 4.5%, due 07/15/23	14,338,607
7,641,599	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	7,749,786
25,052,943	Federal Home Loan Mortgage Corp. (2934-JG), 4.5%, due 12/15/30	25,390,611
2,840,284	Federal Home Loan Mortgage Corp. (2991-SH), 15.542%, due 07/15/33 (I/F)	2,849,111
5,956,933	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	6,097,186
12,709,647	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	12,767,115
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC)	9,804,071
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	10,738,558
6,164,499	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	5,266,921
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 11.256%, due 10/15/35 (I/F)	4,579,725
12,653,337	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	11,217,772
13,056,563	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	13,228,166
16,990,958	Federal Home Loan Mortgage Corp. (3111-HZ), 6%, due 02/15/36	17,008,877
25,843,441	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	24,034,400
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	7,991,935
17,658,522	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	17,850,336

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$18,273,189	Federal Home Loan Mortgage Corp. (3188-CK), 5%, due 11/15/32	$18,659,919
35,672,102	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	36,099,079
57,635,610	Federal Home Loan Mortgage Corp. (3315-S), 6.077%, due 05/15/37 (I/O) (I/F)	3,839,840
19,755,537	Federal Home Loan Mortgage Corp. (3405-DZ), 5%, due 01/15/38	18,965,315
41,112,681	Federal Home Loan Mortgage Corp. (3476-Z), 5.5%, due 07/15/38	41,178,157
2,536,476	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	2,632,477
7,045,595	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	6,998,504
9,159,273	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	9,342,287
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,974,577
10,682,436	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	10,655,328
2,024,888	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	2,028,038
7,397,480	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	7,389,989
1,585,612	Federal National Mortgage Association (04-19-SP), 11.381%, due 06/25/33 (I/F)	1,386,266
3,140,878	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	2,996,319
3,320,722	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	3,354,591
8,237,326	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	8,334,810
9,087,342	Federal National Mortgage Association (04-35-CA), 4%, due 12/25/17	9,170,019
4,217,165	Federal National Mortgage Association (04-52-SW), 6.711%, due 07/25/34 (I/O) (I/F)	337,997
5,740,867	Federal National Mortgage Association (04-58-SU), 9.26%, due 04/25/34 (I/F)	4,994,654
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,625,795
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,780,534
7,970,154	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	8,042,977
12,317,675	Federal National Mortgage Association (04-91-AH), 4.5%, due 05/25/29	12,416,357
35,500,000	Federal National Mortgage Association (04-W10-A5), 5.5%, due 08/25/34 (PAC)	35,888,299
7,058,734	Federal National Mortgage Association (04-W4-A7), 5.5%, due 06/25/34	7,100,649
14,650,744	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	14,653,894
14,986,090	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	14,641,530
11,644,997	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	11,197,079
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F) (TAC)	9,039,271
15,237,627	Federal National Mortgage Association (06-107-DS), 15.027%, due 11/25/36 (I/F)	14,732,766
5,787,617	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	5,755,490
12,203,793	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	11,863,984
73,124,831	Federal National Mortgage Association (07-20-SI), 6.061%, due 03/25/37 (I/O) (I/F)	4,762,913
11,058,375	Federal National Mortgage Association (07-32-Z), 5.5%, due 04/25/37	11,068,770
15,723,595	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	15,507,703
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	17,789,599
7,986,774	Federal National Mortgage Association (07-88-FY), 0.849%, due 09/25/37	7,859,567
24,654,823	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	23,557,393
87,626,859	Federal National Mortgage Association (08-23-SB), 6.461%, due 04/25/38 (I/O) (I/F)	7,136,007
21,370,362	Federal National Mortgage Association (08-26-ZK), 5%, due 04/25/38	20,447,970
17,518,282	Federal National Mortgage Association (08-55-Z), 5%, due 07/25/38	16,658,835
49,218,026	Federal National Mortgage Association (08-86-SC), 6.011%, due 12/25/38 (I/O) (I/F)	3,033,814

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$150,000,000	Federal National Mortgage Association (09-2-AS), 5.358%, due 02/25/39 (I/O) (I/F)	$8,156,250
103,364,868	Federal National Mortgage Association (09-3-SH), 5.02%, due 06/25/37 (I/O) (I/F)	4,548,054
618,744	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)	575,990
3,694,395	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	3,184,276
1,132,549	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,201,052
211,306	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	225,072
32,305	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	34,043
34,625,900	GMAC Mortgage Corp. Loan Trust (04-AR1-12A), 4.602%, due 06/25/34	27,484,682
1,494,706	Government National Mortgage Association (02-41-SB), 5.666%, due 06/20/32 (I/O) (I/F)	98,058
3,740,828	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,860,915
1,940,757	Government National Mortgage Association (02-76-SG), 7.271%, due 10/16/29 (I/O) (I/F)	205,962
4,358,658	Government National Mortgage Association (03-42-SH), 6.216%, due 05/20/33 (I/O) (I/F)	321,441
9,692,157	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	9,599,850
2,291,888	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	1,920,379
7,412,832	Government National Mortgage Association (04-27-PA), 4%, due 10/20/32 (PAC)	7,450,706
9,704,035	Government National Mortgage Association (05-60-ZW), 5.5%, due 09/20/35	9,314,951
61,733,617	Government National Mortgage Association (07-26-SW), 5.866%, due 05/20/37 (I/O) (I/F)	3,680,892
109,781,096	Government National Mortgage Association (07-35-KY), 6.121%, due 06/16/37 (I/O) (I/F) (PAC)	7,714,845
35,884,297	Government National Mortgage Association (07-59-SH), 5.466%, due 10/20/37 (I/O) (I/F)	2,141,955
116,503,721	Government National Mortgage Association (08-4-SA), 6.182%, due 01/20/38 (I/O) (I/F)	6,657,267
36,495,276	Government National Mortgage Association (08-46-SA), 6.041%, due 05/20/38 (I/O) (I/F)	1,955,245
51,318,090	Government National Mortgage Association (08-50-SA), 5.896%, due 06/20/38 (I/O) (I/F)	2,872,817
152,336,877	Government National Mortgage Association (08-76-US), 5.566%, due 09/20/38 (I/O) (I/F)	8,260,757
45,883,114	Government National Mortgage Association (08-82-SM), 5.716%, due 09/20/38 (I/O) (I/F)	2,214,709
22,866,000	GSAA Home Equity Trust (06-13-AF3), 6.04%, due 07/25/36	19,283,389
20,000,000	GSAA Home Equity Trust (06-13-AF4), 6.119%, due 07/25/36	14,550,134
22,000,000	GSAA Home Equity Trust (06-15-AF5), 6.192%, due 09/25/36	15,915,588
35,692,243	GSR Mortgage Loan Trust (06-6F-2A3), 6%, due 07/25/36	23,317,421
22,549,163	GSR Mortgage Loan Trust (06-8F-4A1), 6.5%, due 09/25/36	15,213,510
3,584,173	Harborview Mortgage Loan Trust (04-10-3A1A), 5.448%, due 01/19/35	2,925,937
34,392,093	Household Home Equity Loan Trust (06-2-A1), 0.509%, due 03/20/36	24,213,846

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$19,023,203	Indymac IMSC Mortgage Loan Trust (07-F2-2A1), 6.5%, due 07/25/37	$10,513,691
18,069,604	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 5.039%, due 06/25/35	9,013,923
15,519,979	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 6.245%, due 08/25/36	9,864,989
27,872,531	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 6.327%, due 07/25/37	17,715,583
19,755,650	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 6.136%, due 05/25/37	9,673,619
26,939,045	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 6.02%, due 05/25/37	13,413,592
16,833,223	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36	13,941,454
19,098,604	JP Morgan Alternative Loan Trust (06-S1-2A6), 6%, due 02/25/21	13,750,995
17,346,596	JP Morgan Alternative Loan Trust (07-A1-2A1), 5.924%, due 03/25/37	11,718,948
18,449,449	JP Morgan Alternative Loan Trust (07-A1-3A1), 6.154%, due 03/25/37	14,011,076
27,000,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	14,141,158
27,429,626	JP Morgan Mortgage Trust (07-S1-2A19), 5%, due 03/25/37	18,283,574
25,174,207	JP Morgan Mortgage Trust (07-S3-1A10), 6.25%, due 07/25/37	15,559,246
9,001,101	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	3,866,067
12,907,176	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21	8,905,951
36,972,754	Lehman Mortgage Trust (06-6-3A9), 5.5%, due 10/25/36	20,092,399
49,634,116	Lehman XS Trust (07-14H-A211), 0.649%, due 07/25/47	30,660,373
14,980,310	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	12,959,136
2,907,072	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	2,527,946
20,951,742	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 5.84%, due 03/25/36	12,226,687
39,500,000	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36	21,567,399
26,890,158	Morgan Stanley Mortgage Loan Trust (07-13-6A1), 6%, due 10/25/37	14,724,010
33,506,655	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36	21,492,388
16,608,050	Residential Accredit Loans, Inc. (05-QS15-3A), 6%, due 10/25/35	10,810,057
9,612,301	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	7,735,911
20,773,978	Residential Accredit Loans, Inc. (06-QS16-A7), 6%, due 11/25/36	11,828,381
12,660,373	Residential Accredit Loans, Inc. (06-QS4-A9), 6%, due 04/25/36	9,008,899
14,111,577	Residential Accredit Loans, Inc. (06-QS6-1A2), 6%, due 06/25/36	11,068,029
20,089,710	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	13,071,205
12,275,617	Residential Accredit Loans, Inc. (07-QS1-2A10), 6%, due 01/25/37	8,870,032
32,921,103	Residential Asset Securitization Trust (06-A7CB-1A3), 6.25%, due 07/25/36	27,730,291
30,000,000	Residential Asset Securitization Trust (07-A5-2A5), 6%, due 05/25/37	14,882,460
16,311,737	Structured Adjustable Rate Mortgage Loan Trust (05-15-4A1), 5.499%, due 07/25/35	9,501,249
26,564,423	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 6.122%, due 01/25/36	14,121,653
13,428,200	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 6%, due 04/25/36	7,714,365
24,516,035	Structured Adjustable Rate Mortgage Loan Trust (07-7-1A1), 0.689%, due 08/25/37	13,434,424
2,486,812	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	2,189,949
7,468,870	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	6,191,193
10,613,364	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.989%, due 07/25/36	5,959,102
7,761,339	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-2CB2), 0.989%, due 07/25/36	4,452,020

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$57,637,978	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-4-1A1), 5.5%, due 06/25/37	$37,829,229
15,756,271	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37	8,990,922
201,323	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	189,558
15,981,134	Wells Fargo Mortgage Backed Securities Trust (06-16-A18), 5%, due 11/25/36	13,179,923
21,298,797	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.086%, due 03/25/36	14,637,194
35,000,000	Wells Fargo Mortgage Backed Securities Trust (07-10-1A36), 6%, due 07/25/37	26,088,724
25,250,101	Wells Fargo Mortgage Backed Securities Trust (07-11-A90), 6%, due 08/25/37	17,567,348
26,074,213	Wells Fargo Mortgage Backed Securities Trust (07-3-1A1), 0.689%, due 04/25/37	16,931,874
26,074,213	Wells Fargo Mortgage Backed Securities Trust (07-3-1A2), 6.311%, due 04/25/37 (I/O) (I/F)	1,717,584
26,333,411	Wells Fargo Mortgage Backed Securities Trust (07-4-A4), 6%, due 04/25/37	19,348,234
31,141,906	Wells Fargo Mortgage Backed Securities Trust (07-6-A6), 6%, due 05/25/37	27,195,021
28,000,000	Wells Fargo Mortgage Backed Securities Trust (07-8-2A10), 6%, due 07/25/37 (PAC)	15,276,212
	Total Collateralized Mortgage Obligations (Cost: $2,313,279,369)	2,214,766,102

	U.S. Government Agency Obligations (13.3%)
2,827,921	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.693%, due 11/01/34	2,870,425
20,384	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	20,737
180,513	Federal Home Loan Mortgage Corp., Pool #755363, 5.258%, due 09/01/30	183,259
166,668	Federal Home Loan Mortgage Corp., Pool #789924, 4.804%, due 11/01/32	168,687
8,749	Federal Home Loan Mortgage Corp., Pool #846317, 4.964%, due 08/01/26	8,695
74,824	Federal Home Loan Mortgage Corp., Pool #846510, 5.083%, due 04/01/25	77,719
139,272	Federal Home Loan Mortgage Corp., Pool #846732, 5.047%, due 01/01/30	139,126
25,341,481	Federal Home Loan Mortgage Corp., Pool #A79305, 5.5%, due 07/01/38	25,963,931
119,176	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	122,535
122,332	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	125,780
279,846	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	287,560
229,765	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	236,098
658,293	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	682,961
2,817,441	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	2,864,985
4,778,691	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	4,871,278
14,603,416	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	15,078,940
14,626,415	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	14,941,797
18,223,381	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	18,992,180
100,559	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	105,484
4,334,045	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	4,432,905
64,522	Federal National Mortgage Association, Pool #124410, 4.686%, due 07/01/22	64,984
369,062	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	376,858
786,905	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	814,250
2,288,205	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	2,346,554

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$17,767,886	Federal National Mortgage Association, Pool #257097, 5.5%, due 02/01/38	$18,065,498
118	Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09	118
9,247	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	9,358
54,128	Federal National Mortgage Association, Pool #348025, 5.045%, due 06/01/26	53,578
7,503,153	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	7,606,322
267,147	Federal National Mortgage Association, Pool #655819, 4.878%, due 08/01/32	271,902
197,781	Federal National Mortgage Association, Pool #661856, 4.913%, due 10/01/32	203,767
2,820,487	Federal National Mortgage Association, Pool #671133, 5.204%, due 02/01/33	2,850,905
583,423	Federal National Mortgage Association, Pool #672272, 4.899%, due 12/01/32	595,272
1,463,359	Federal National Mortgage Association, Pool #676766, 4.703%, due 01/01/33	1,484,856
1,135,776	Federal National Mortgage Association, Pool #687847, 4.522%, due 02/01/33	1,150,635
2,879,360	Federal National Mortgage Association, Pool #692104, 5.05%, due 02/01/33	2,900,624
2,632,271	Federal National Mortgage Association, Pool #699866, 4.372%, due 04/01/33	2,672,700
1,574,621	Federal National Mortgage Association, Pool #704454, 4.254%, due 05/01/33	1,597,053
1,560,772	Federal National Mortgage Association, Pool #708820, 4.59%, due 06/01/33	1,582,591
3,698,918	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	3,749,778
1,758,420	Federal National Mortgage Association, Pool #728824, 3.966%, due 07/01/33	1,768,848
4,069,640	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	4,177,231
14,347,404	Federal National Mortgage Association, Pool #745150, 4.5%, due 06/01/20	14,677,394
246,646	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	253,598
1,284,166	Federal National Mortgage Association, Pool #821915, 4.475%, due 06/01/35	1,283,169
13,366,198	Federal National Mortgage Association, Pool #838765, 5.195%, due 10/01/35	13,643,814
15,304,869	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	16,087,330
50,413,689	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	49,837,900
24,541,590	Federal National Mortgage Association, Pool #955802, 6%, due 10/01/37	25,320,785
33,984,796	Federal National Mortgage Association, Pool #995195, 5%, due 04/01/38	34,314,024
50,000,000	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	52,085,937
103,137	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	106,347
113,287	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	116,813
1,411,222	Government National Mortgage Association II, Pool #80963, 4.625%, due 07/20/34	1,425,478
	Total U.S. Government Agency Obligations (Cost: $348,095,559)	355,671,353

	Total Fixed Income Securities (Cost: $2,661,374,928) (96.0%)	2,570,437,455

Principal Amount	Short-Term Investments

5,500,000	Federal Home Loan Bank Discount Note, 0.01%, due 02/27/09	5,499,959
15,000,000	Federal Home Loan Bank Discount Note, 0.13%, due 02/09/09	14,999,512
12,550,000	Federal Home Loan Bank Discount Note, 0.15%, due 02/06/09	12,549,686
24,000,000	Federal Home Loan Bank Discount Note, 0.18%, due 02/27/09	23,996,760
9,000,000	Federal Home Loan Bank Discount Note, 0.2%, due 03/04/09	8,998,400
25,000,000	Federal Home Loan Bank Discount Note, 0.24%, due 03/16/09	24,992,667

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value

$28,000,000	Federal Home Loan Mortgage Corp Discount Note, 0.1%, due 03/04/09	$27,997,511
15,000,000	Federal National Mortgage Association Discount Note, 0.2%, due 02/18/09	14,998,500
9,384,614	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 02/02/09 (collateralized by $9,590,000, U.S. Treasury Bill, 0.35%, due 07/30/09 valued at $9,573,697) (Total Amount to be Received Upon Repurchase $9,384,653)	9,384,614

	Total Short-Term Investments (Cost: $143,417,609) (5.3%)	143,417,609

	Total Investments (Cost: $2,804,792,537) (101.3%)	2,713,855,064
	Liabilities in Excess of Other Assets (-1.3%)	(35,482,285)

	Net Assets (100.0%)	$2,678,372,779

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
(1)		Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 2).

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Investments by Industry (Unaudited)

January 31, 2009

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	43.1%
U.S. Government Agency Obligations	52.9
Short-Term Investments	5.3
Total	101.3%

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Funds, Inc.

Notes to Schedules of Investments (Unaudited)	January 31, 2009

Note 1 - Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 22 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 6 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund

Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Total Return Bond Fund

Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

Non-Diversified Fixed Income Fund

TCW Emerging Markets Income Fund

Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their schedules of investments.

Security Valuations:  Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value, except that certain securities in the TCW Money Market Fund covered by the Credit Support Agreement (see Note 3) are marked-to-market using latest bid price.

Other short-term debt securities, other than those securities identified in the preceding paragraph, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. FAS 157 defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds’ investments:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Money Market Fund	$71,004,000	$648,537,970	—	$719,541,970
Core Fixed Income Fund	11,672,912	127,989,480	—	139,662,392
Emerging Markets Income Fund	—	17,799,450	—	17,799,450
High Yield Bond Fund	391,400	73,183,731	—	73,575,131
Short Term Bond Fund	—	77,631,818	—	77,631,818
Total Return Bond Fund	—	2,713,855,064	—	2,713,855,064

Treasury Temporary Guarantee Program: The Company, on behalf of the TCW Money Market Fund, applied to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (the “Program”) on October 1,

2008.  The Program is designed to provide certain shareholders of the Fund with a guarantee of a $1.00 net asset value price per share based on the number of shares held by the shareholder in the Fund as of the close of business on September 19, 2008.  The guarantee under the Program is triggered if the Fund’s net asset value falls below $0.995 and the Fund commences the process of liquidation.  Any increase in the number of shares a shareholder owns after the close of business on September 19, 2008 will not be guaranteed. If the number of shares a shareholder holds fluctuates over the period, the shareholder will be covered for either the number of shares held as of the close of business on September 19, 2008, or the amount held by the shareholder as of the date of a guarantee event, whichever is less. If a shareholder closes his/her account with the Fund or with a broker-dealer, any future investment in the Fund will not be guaranteed.

To participate in the Program, the Fund paid (i) an initial non-refundable participation fee, which amounted to 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) and (ii) a subsequent non-refundable fee to continue participation in the Program which amounted to 0.015% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share). The initial fee covered the three months of participation in the Program and the subsequent fee covered participation in the Program until April 30, 2009.  The fees are amortized over the duration of the Program over the respective periods. Recovery under the Program is subject to certain conditions and limitations. Payments under the Program, if any, will be made on a first-come-first-serve basis and only to the extent of available assets at the U.S. Treasury’s Exchange Stabilization Fund, which had approximately $51.8 billion in assets as of December 31, 2008.

The Program will terminate on April 30, 2009, unless the Treasury extends the Program.  The Treasury can extend the Program up to the close of business on September 18, 2009. If the Program is extended, the Board of Directors of the Fund may elect to have the Fund continue to participate, provided that, as of the extension date, the Fund has a market-based net asset value per share of at least $0.995, and the Fund pays any additional participation fees.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. Repurchase agreements are listed on the Schedule of Investments.

Reverse Repurchase Agreements:  All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at January 31, 2009.

Security Lending:  The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. There were no outstanding securities on loan at January 31, 2009.

Note 3 – Capital Support Agreement

On September 19, 2008, the Company, on behalf of the TCW Money Market Fund, entered into a capital support agreement (the “Initial CSA”), which required, subject to certain conditions and limitations, the Advisor to commit capital to the Fund up to the aggregate limit of $5 million.  The Initial CSA was intended to limit the potential losses that the Fund may incur upon the ultimate disposition of the securities specified in the Agreement (the “Initial Eligible Notes”).  Because the Advisor does not have its own credit rating, the Agreement required the Advisor to establish a segregated account to support its obligations under the Agreement.  On September 26, 2008, the parties amended the Initial Agreement (the “9/26 CSA”) to (a) increase the maximum contribution amount to $35.5 million, (b) pledge certain assets in the segregated account to certain corresponding Initial Eligible Notes to support any capital contributions required to be made on the corresponding Initial Eligible Notes, and (c) provide for the eventual release of pledged assets corresponding to a specific Initial Eligible Note to the Advisor upon the Advisor’s satisfaction of its obligations to the Fund under the 9/26 CSA with respect to the Initial Eligible Note.  On September 30, 2008, the parties again amended the capital support agreement (the “9/30 CSA”) to include additional securities that the Fund held in its portfolio of certain issuers (the “Subsequent Notes”, and together with the Initial Eligible Notes the “Covered Notes”).

Pursuant to the 9/30 CSA, the Advisor is obligated to provide a capital contribution (up to the maximum contribution amount) if, as a result of losses realized on the Covered Notes, the market-based net asset value per share of the Fund otherwise would drop below $0.995 or such greater amount as required by NRSRO (as defined in Rule 2a-7) after giving effect to the contribution event and all payments received by the Fund in respect of the Covered Notes.  A contribution event may occur upon:

(i)        any sale of the Covered Note for an amount less than amortized cost value (after deduction of transaction costs);

(ii)       receipt of final payment on the Covered Notes for less than the amortized cost value for the Covered Notes as of the date such payment is received;

(iii)      the issuance of a court order to discharge the Covered Notes issuer from liability that provides for payments that will result in a loss; or

(iv)      the occurrence of a loss in connection with an exchange for or replacement with Covered Securities as defined in Rule 2a-7(a)(10).

The Advisor will not receive any consideration from the Fund for contributed capital, if any, under the 9/30 Agreement.  The obligations of the Advisor to provide capital support pursuant to the 9/30 Agreement will terminate upon the earliest to occur of (i) August 31, 2009, (ii) the repayment in full, in cash, of the Covered Notes, and (iii) the Advisor making payments equal to the maximum contribution amount.  In addition, the Fund is required to sell all Covered Notes on the business date immediately prior to the termination date, unless the Fund expects that the sale proceeds on the sale day would not result in a loss to the Fund or in a payment of the capital contribution amount

The TCW Money Market Fund held the following Covered Notes covered by the 9/30 Agreement, at January 31, 2009:

Principal Amount	Issuer	Amortized Cost	Value
$10,000,000	Bank of America Corp., 5.875%, due 02/15/09	$10,009,459	$10,004,790
8,340,000	Bank of America Corp., 7.125%, due 03/01/09	8,363,161	8,355,904
25,000,000	BNP Paribas Finance, Inc., 2.99%, due 02/09/09	24,985,465	24,998,571
5,000,000	Citigroup, Inc., 3.625%, due 02/09/09	4,999,579	4,998,710
8,227,000	HSBC Finance Corp., 5.875%, due 02/01/09	8,227,000	8,227,000
5,000,000	International Lease Finance Corp., 3.5%, due 04/01/09	4,993,906	4,898,630
5,000,000	International Lease Finance Corp., 6.375%, due 3/15/09	5,016,606	4,947,425
3,515,000	Wachovia Corp., 3.625%, due 02/17/09	3,514,637	3,515,239
13,900,000	Wachovia Corp., 6.15%, due 03/15/09	13,937,923	13,920,294
3,600,000	Wachovia Corp., 6.375%, due 02/01/09	3,600,000	3,600,000
		$87,647,736	$87,466,563

At January 31, 2009, the estimated the fair value of the Agreement was $181,173.  The existence and value of the Agreement is identified separately on the Schedule of Investments. The value of the Capital Support Agreement may increase or decrease on any day the TCW Money Market Fund calculates its NAV, as a result of changes in the market value of the Covered Notes.

Note 4 –  Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At January 31, 2009, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

		TCW
	TCW	Emerging	TCW	TCW	TCW
	Core Fixed	Markets	High Yield	Short Term	Total Return
	Income Fund	Income Fund	Bond Fund	Bond Fund	Bond Fund

Unrealized Appreciation	$5,543	$268	$1,627	$248	$122,610
Unrealized (Depreciation)	(6,812)	(2,846)	(16,845)	(8,730)	(213,548)
Net Unrealized Depreciation	$(1,269)	$(2,578)	$(15,218)	$(8,482)	$(90,938)
Cost of Investments for Federal
Income Tax Purposes	$140,931	$20,378	$88,793	$86,114	$2,804,793

The Funds are subject to the provisions of FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at January 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the three months ended January 31, 2009. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A issues) at January 31, 2009.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell
President and Chief Executive Officer

Date	3/19/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell
President and Chief Executive Officer

Date	3/19/2009

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Treasurer and Chief Financial Officer

Date	3/19/2009